 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 1997, (TO BE
                          EFFECTIVE ON APRIL 15, 1997)


                                                SECURITIES ACT FILE NO. 33-36697
                                        INVESTMENT COMPANY ACT FILE NO. 811-6166
________________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 9                      [x]

                                     AND/OR
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

                                AMENDMENT NO. 11                             [x]

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                              THE FAHNESTOCK FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                            ------------------------

                        110 WALL STREET
                      NEW YORK, NEW YORK                                                      10005
           (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                                        (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 668-8000
                            ------------------------

                              ALBERT G. LOWENTHAL
                             FAHNESTOCK & CO., INC.
                                110 WALL STREET
                            NEW YORK, NEW YORK 10005
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                   COPIES TO:

                    FAITH COLISH, A PROFESSIONAL CORPORATION
                                 63 WALL STREET
                            NEW YORK, NEW YORK 10005
                            ------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
         (CHECK APPROPRIATE BOX):


             [x] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)



[ ] ON (DATE) PURSUANT TO PARAGRAPH (b)



[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)



[ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(1)



[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)



[ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485



IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                            ------------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                                                    PROPOSED
                                                                    AMOUNT          MAXIMUM        PROPOSED MAXIMUM     AMOUNT OF
                                                                     BEING       OFFERING PRICE       AGGREGATE        REGISTRATION
                  SECURITIES BEING REGISTERED                     REGISTERED       PER UNIT*       OFFERING PRICE**        FEE
Shares of Beneficial Interest, $.01 par value..................       292,500        $13.65         $    3,992,625         None



 * Estimated  solely  for  the  purposes  of  determining  the  amount  of   the
   registration fee based on the net asset value per share of such securities on April 10, 1997.



** Calculated  pursuant to  Rule 24e-2(a)  under the  Investment Company  Act of
   1940. During the fiscal year ended December 31, 1996, 292,500 shares were redeemed. Of this total, none was used for reduction made by the issuer with respect to Rule 24f-2 for such fiscal year. All of such total is being used for 'reduction' in this amendment. None of such shares was previously so used in filings pursuant to Rule 24e-2(a) with respect to the current fiscal year ending December 31, 1997.


                            ---------------------------

                        DECLARATION PURSUANT TO RULE 24f-2


     REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES OF EACH SERIES OF ITS SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE, UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION (a)(1) OF RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE RULE 24f-2 NOTICE FOR REGISTRANT'S FISCAL PERIOD ENDING DECEMBER 31, 1996 WAS FILED ON APRIL 1, 1997.

________________________________________________________________________________

                        HUDSON CAPITAL APPRECIATION FUND
                                   FORM N-1A
                             CROSS REFERENCE SHEET
         (REFERENCES TO PROSPECTUS HEADINGS APPLY TO BOTH PROSPECTUSES)

 PART A
ITEM NO.                                                                     PROSPECTUS HEADING
--------                                                  ---------------------------------------------------------

    1.     Cover Page...................................  Cover Page
    2.     Synopsis.....................................  Expense Information
    3.     Condensed Financial Information..............  Expense Information and Financial Highlights
    4.     General Description of Registrant............  Cover Page; Organization of the Fund; Investment
                                                          Objectives and Policies; and Additional Information
    5.     Management of the Fund.......................  Management of the Fund; and Investment Objectives and
                                                          Policies
    6.     Capital Stock and Other Securities...........  Distributions to Shareholders and Taxation; and
                                                          Additional Information
    7.     Purchase of Securities Being Offered.........  Cover Page; Management of the Fund; Net Asset Value; How
                                                          to Buy Shares; and Dividends, Distributions and Taxes
    8.     Redemption or Repurchase.....................  How to Redeem Shares
    9.     Pending Legal Proceedings....................  Not applicable


PART B.                                                                    HEADING IN STATEMENT OF
ITEM NO.                                                                   ADDITIONAL INFORMATION
--------                                                  ---------------------------------------------------------

   10.     Cover Page...................................  Cover Page
   11.     Table of Contents............................  Contents
   12.     General Information and History..............  Organization of the Fund; Management of the Fund
   13.     Investment Objectives and Policies...........  Investment Objectives and Policies
   14.     Management of the Fund.......................  Management
   15.     Control Persons and Principal Holders of
             Securities.................................  See in the Prospectus 'Additional Information'
   16.     Investment Advisory and Other Services.......  Management; Purchases and Redemptions; See in the
                                                          Prospectus 'Management of the Fund'
   17.     Brokerage Allocation and Other Practices.....  Investment Objectives and Policies
   18.     Capital Stock and Other Securities...........  See in the Prospectus 'Management of the Fund'
   19.     Purchase, Redemption and Pricing of
             Securities Being Offered...................  Purchases and Redemptions
   20.     Tax Status...................................  Taxes
   21.     Underwriters.................................  Purchases and Redemptions; See in the Prospectus
                                                          'Purchase of Shares'
   22.     Calculation of Performance Data..............  Calculation of Performance
   23.     Financial Statements.........................  Financial Statements


PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------

HUDSON CAPITAL                                                    CLASS A SHARES
APPRECIATION FUND                                                 CLASS B SHARES
(A Series of The Fahnestock Funds)        110 Wall Street
                                          New York, New York 10005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


April 15, 1997


Hudson Capital Appreciation Fund (the 'Fund') is the first (and, to date, the only) series of The Fahnestock Funds, a Massachusetts business trust (the 'Trust'). The Trust is an open-end diversified management investment company commonly known as a mutual fund. The Fund seeks long term growth through capital appreciation by investing primarily in equity securities. Current income is a secondary consideration.

The Fund issues three classes of shares, of which two, Class A and Class B, are offered by this Prospectus. (See 'How to Buy Shares.'):


     --     Class A shares are sold with an initial maximum sales charge of 4.50%.
     --     Class B shares  are sold without  an initial sales  charge but are  subject to a  contingent deferred  sales charge ('CDSC') depending on the length of time between purchase and redemption.
     --     Class  A  and Class  B shares  pay different  ongoing fees  under their  respective distribution  plans. See
            'Management of the Fund -- How the Fund's Class A and Class B Shares are Distributed.'



The third class of shares, Class N shares, are offered by a different prospectus. (See 'Other Matters -- Description of the Fund's Shares.')


This Prospectus sets forth information about the Fund that an investor in Class A or Class B shares ought to know before investing. It should be read and retained for future reference.


A Statement of Additional Information dated April 15, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy can be obtained free of charge upon request by writing or telephoning: Fahnestock & Co. Inc., 110 Wall Street, New York, NY 10005, 1-800-221-5588.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


Expense Information..............................................................................................     3
Financial Highlights.............................................................................................     5
Organization of the Fund.........................................................................................     6
Investment Objective, Policies and Risk Considerations...........................................................     6
Management of the Fund...........................................................................................     9
Distributions to Shareholders and Taxation.......................................................................    13
Computation of Net Asset Value...................................................................................    14
How to Buy Shares................................................................................................    15
How to Redeem Shares.............................................................................................    18
Additional Services and Programs.................................................................................    20
Performance Information..........................................................................................    20
Other Matters....................................................................................................    20





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              EXPENSE INFORMATION

The following information reflects the costs and expenses an investor may expect to incur, either directly or indirectly, as a holder of Class A or Class B shares of the Fund, based upon the maximum sales charge that may be incurred at the time of purchase or redemption, as applicable, and the Fund's projected annual operating expenses.

SHAREHOLDER TRANSACTION EXPENSE


                                                                               CLASS A     CLASS B
                                                                               SHARES      SHARES
                                                                               -------     -------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
  price)                                                                         4.50%(1)       0%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
  offering price)                                                                   0%          0%
Maximum Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)                             0%(1)    5.00%(2)
Redemption Fees (as a percentage of amount redeemed, if applicable)                 0%          0%


          ------------------------------------------------------------


(1) The sales charge set forth in the above table is the maximum charge imposed on purchases of Class A shares; investors may pay actual charges less than 4.50%, depending upon the amount invested. Class A purchases of $1 million or more are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% may be imposed on redemptions within 18 months following such a purchase. See 'How to Buy Shares.'



(2) This charge is the maximum applicable to redemptions of Class B shares; investors may pay actual charges that are lower, as described under 'How to Buy Shares.'


ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


Management Fee(3)                                                            1.00%           1.00%
12b-1 Fees                                                                    .50%(4)        1.00%
Other Expenses (After fee waiver/expense reimbursement(5)                    0.50%           0.50%(6)
                                                                           -------         -------
Total Fund Operating Expenses (After fee waiver/expense reimbursement)       2.00%           2.50%


          ------------------------------------------------------------


(3) The Investment Management Agreement, as amended effective February 23, 1993, provides for a management fee at a reduced rate of 0.75% per annum with respect to assets of the Fund in excess of $25,000,000. To date the Fund's net assets have not exceeded $25,000,000.



(4) The Class A 12b-1 fee is payable with respect to assets of the Fund, attributable to Class A shares, which have been continuously included in its portfolio for four years or less as of the Fund's most recent fiscal year-end, and is based on the average daily net asset value of those assets during such period; no 12b-1 fee will be paid with respect to assets of the Fund that are attributable to Class A


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


shares and which have been continuously included in its portfolio for more than four years as of the Fund's most recent fiscal year-end, calculated on a first-in, first-out basis. (See 'How the Fund's Class A Shares and Class B Shares are Distributed.')



(5) 'Other Expenses' in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees and give effect to expense reimbursements that are expected to remain in effect during the current fiscal year ending December 31, 1997.



(6) Other expenses with respect to Class B shares are estimated at the applicable maximum; the Fund has no history of operation with respect to Class B shares. For a more detailed description of 'Other Expenses,' see 'Management of the Fund -- The Fund's Expenses.'


The purpose of the above table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The management fees referred to above and nature of services provided are more fully explained in this prospectus under the section 'Management of the Fund' and in the Statement of Additional Information under the caption 'Investment Advisory and Other Services.'


Fahnestock & Co., Inc., the Fund's distributor, has concluded that the combination of sales charges imposed on purchases or redemptions and the asset-based charges pursuant to Rule 12b-1 are within the guidelines established by the National Association of Securities Dealers, Inc. ('NASD'). However long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by NASD rules.


EXAMPLE

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in Class A or Class B shares of the Fund. These amounts assume reinvestment of all dividends and distributions, payment of the maximum initial or contingent deferred sales charge and payment by the Fund of operating expenses at the levels set forth in the table above, and are also based upon the following assumptions:


                                               1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                          -----------------   -----------------   -----------------   -----------------
                                          CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                          -------   -------   -------   -------   -------   -------   -------   -------
You would pay the following expenses for
the period of years indicated on a $1,000
investment, assuming 5% annual return and
  redemption at the end of each time
period.                                     $64       $75      $ 105     $ 108     $ 148     $ 143     $ 267     $ 284
                                          -------   -------   -------   -------   -------   -------   -------   -------
You would pay the following expenses on
the same investment, assuming no
redemption at the end of each time
period.                                     $64       $25      $ 105     $  78     $ 148     $ 133     $ 267     $ 284
                                          -------   -------   -------   -------   -------   -------   -------   -------


          ------------------------------------------------------------




--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN; MOREOVER, THE ACTUAL RATE OF ANNUAL RETURN WILL VARY AND MAY BE GREATER OR LESSER THAN THE ASSUMED RATE OF 5%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                     FINANCIAL HIGHLIGHTS -- CLASS A SHARES
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)


The following table has been audited by the Fund's independent auditors, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and related notes which appear in the Fund's annual report to shareholders and which are incorporated by reference into the Statement of Additional Information. The information below was audited by Ernst & Young LLP for the period from March 5, 1991 to December 31, 1991 and for the year ended December 31, 1992 and Coopers & Lybrand L.L.P. for the years ended December 31, 1993, 1994, 1995, and 1996.


                                                                                                               MARCH 5, 1991
                                                                 CLASS A SHARES                                (COMMENCEMENT
                                    ------------------------------------------------------------------------   OF OPERATIONS)
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED          TO
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        1996           1995           1994           1993           1992            1991
                                    ------------   ------------   ------------   ------------   ------------   --------------
    Net asset value, beginning of
      period.......................   $  11.39       $  10.95       $  13.72       $  11.93       $  11.36        $  10.00
    Income from investment
      operations:
    Net investment income/(loss)
      (net)........................      (0.10)         (0.03)         (0.06)         (0.13)         (0.05)           0.01
    Net realized and unrealized
      gains (losses) on
      investments..................       4.72           2.09          (1.48)          2.25           1.02            1.74
                                    ------------   ------------   ------------   ------------   ------------   --------------
        Total income/(loss) from
          investment operations....       4.62           2.06          (1.54)          2.12           0.97            1.75
    Less dividends paid to
      shareholders:
    Dividends paid from net
      realized gains on
      investments..................      (3.02)         (1.62)         (1.23)         (0.33)         (0.40)          (0.39)
                                    ------------   ------------   ------------   ------------   ------------   --------------
    Net asset value, end of
      period.......................   $  12.99       $  11.39       $  10.95       $  13.72       $  11.93        $  11.36
                                    ------------   ------------   ------------   ------------   ------------   --------------
                                    ------------   ------------   ------------   ------------   ------------   --------------
Total return.......................      40.68%         18.94%        (11.22)%        17.77%          8.54%          17.50%
  Ratios/Supplemented
    Data:
    Net assets, end of period
      (000)........................   $ 15,671       $ 12,097       $ 15,874       $ 19,227       $ 16,993        $ 11,987
    Ratio of expenses to average
      net assets...................       2.50%`D'       2.50%`D'       2.49%`D'       2.49%`D'       2.50%`D'        2.48%*`D'
    Ratio of net investment income
      (loss) to average net
      assets.......................      (1.13)%`D'     (0.16)%`D'     (0.46)%`D'     (1.00)%`D'     (0.48)%`D'       0.11%*`D'
    Average Commission rate paid...   $ 0.0597`D'`D'      --             --             --             --              --
    Portfolio turnover rate........      85.37%        197.71%        194.55%        154.18%        256.84%         250.85%


------------
 * Annualized


 `D' The ratios of expenses  and investment income/(loss)  (net) to average  net assets are net of expenses voluntarily reimbursed by the Adviser, Administrator and Distributor in the amount of 1.00%, .92%, .27%, .25%, 1.10% and .56%, respectively.



`D'`D' For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases or sales of equity securities.


     Class B shares were not offered during the periods shown.


     Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ORGANIZATION OF THE FUND

The Fund is the initial (and, to date, only) series of shares of beneficial interest (hereinafter referred to simply as 'shares') of The Fahnestock Funds (the 'Trust') which is a diversified open-end management investment company created as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on August 29, 1990 by Fahnestock, the Fund's Administrator and principal distributor.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

The Fund seeks long term growth through capital appreciation by investing primarily in equity securities. Current income is a secondary consideration. The Fund may not always achieve its objective, but it expects to follow the investment strategy described in the following paragraphs.


The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stock. When, in the judgment of Hudson Capital Advisors, Inc. (the 'Adviser'), a defensive investment posture is appropriate because of market conditions or there are temporarily no investment opportunities in common stocks or securities convertible into common stocks which are appropriate for the Fund, the Fund may invest up to 100% of its assets in short-term debt securities as a temporary alternative to equity securities. Such investments may be in United States Government securities, certificates of deposit of major banks, commercial paper rated in the top two ratings of a nationally recognized statistical rating organization or in a money market fund, including a money market fund which the Adviser may manage in the future. Since the return on a money market fund may be less than would be available through a direct investment in the securities comprising its portfolio and will involve payment of duplicative management and other fees, such purchases will be made only in accordance with guidelines established by the Board of Trustees designed to ensure that purchases of shares of a money market fund will be undertaken only when it is in the best interest of the Fund and complies with limitations established by the Investment Company Act of 1940, as amended (the '1940 Act'). In establishing these guidelines, the Trustees will consider whether the Adviser should be paid a management fee by the Fund with respect to the assets invested in such money market fund. Investing in such short-term debt securities as a defensive or temporary investment approach does not constitute a change in the Fund's investment objective and will be subject to any guidelines which the Trustees may establish.


In choosing investments for the portfolio, the Adviser uses the following primary criteria for selection of securities:

1. Earnings growth. The Adviser attempts to identify companies with strong fundamentals, a history of profitable operations, and the likelihood of continued earnings growth. Within this group, the Adviser seeks to invest in companies showing earnings growth which the Adviser anticipates will be higher than investors generally expect. Higher earnings could be generated internally by, for example, a new product, a new service, or a new management with a dynamic program for growth. Higher earnings could also result from events external to the company, such as a lowering of the costs of materials important to its operations or an exceptional increase in demand for its products. Since factors such as the foregoing sometimes have greater impact on the share prices of smaller companies, the Adviser will frequently place greater emphasis on

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the ownership of such companies. Historically, companies enjoying growth have been particularly attractive in a cycle of general market increases, because, in the view of the Adviser, higher than average earnings often tend to result in higher than average price-earning ratios during such periods with the likely result of greater appreciation in prices of the shares of such companies.


In addition to the foregoing considerations, the Adviser will attempt to identify companies whose stock prices do not adequately reflect underlying values and growth potential. There can be many reasons why a stock's price is depressed, such as investor perception about the company's industry or sector that is not relevant to the particular company, temporary impairment of the company's financial condition, or short-term earnings disappointments which the company is taking appropriate steps to address. In each case, the Adviser will focus on the company's 'staying power,' the strength of its balance sheet, and the long-term fundamentals of its industry. Again, this selection process often leads to small-capitalization companies. Because the marketplace generally devotes less research and attention to small companies, the Adviser believes that it is more likely to find underlying values that are not yet recognized. However, the Fund generally will also hold mid-size and larger-capitalization companies to balance the somewhat-greater price volatility that may be experienced by companies with smaller capitalization.


2. Corporate events. In addition to the criteria described above, the Adviser will endeavor to identify companies that are likely to experience changes not only in material costs, products, markets, management style, or investors' perception of their value but also in the structure of the company itself, such as the acquisition of another company, the likelihood that the company itself will be acquired, the sale or discontinuance of divisions that have failed to contribute sufficiently (or at all) to earnings, a company's tender offer for its own stock, a spin-off of part of the company through a distribution of shares to its shareholders that permits the market to appraise each segment of the company separately, a sale of assets followed by a distribution of a part or all of the proceeds to shareholders, or even dissolution of the company followed by a distribution of assets or proceeds of sale to the shareholders.

Ideally, the Adviser will endeavor to identify companies where all of these types of change may occur, since such instances may offer more than one opportunity to realize appreciation.

Foreign Securities

In seeking to achieve its objective, the Fund may, to a minor degree, and in no event with respect to more than 10% of its assets at the time of purchase, invest in foreign securities. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar, as well as the other factors that affect security prices. Foreign companies are not subject to accounting standards or governmental supervision comparable to United States companies and there often is less publicly available information about their operations. There generally is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Fund. Foreign securities can also be affected by political or financial instability abroad, and may be less liquid or more volatile than domestic investments. These investments may be in the form of

--------------------------------------------------------------------------------

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American Depositary Receipts, which typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign operation. American Depositary Receipts are not necessarily denominated in the same currency as the underlying securities.

Warrants


A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


Lending of Securities

The Fund may lend its portfolio securities to broker-dealers and other financial institutions pursuant to agreements requiring that the loans be continuously collateralized by cash, letters of credit or U.S. Government securities of a value equal to at least the fair market value of the securities loaned. These loans will not be made if as a result the aggregate of all outstanding loans exceeds 30 percent of the value of the Fund's total assets taken at current value.

Other Investment Policies, Restrictions and Risk Considerations

A fundamental policy of management is to spread the Fund's investments among a number of industry groups without concentration in any particular industry; the Fund will not purchase a security if 25% or more of its total assets would be invested in a particular industry.


In order to limit investment risks, portfolio securities are sold when they reach a predetermined price objective, or when a change in relative valuation occurs, or when a deterioration in company or industry fundamentals is anticipated or occurs. In addition, the percentage of the Fund's assets invested in cash or temporary investments is increased when investment alternatives, such as U.S. Government securities and money market instruments, offer better overall returns than equities. When, in the opinion of the Adviser, current market or economic conditions warrant, the Fund temporarily may retain cash or invest in preferred stock, nonconvertible bonds or other fixed-income securities. During those periods the Fund may tend to emphasize investment in securities of issuers which the Adviser believes offer the possibility of a corporate event, since changes of this nature can result in gains even when the overall equity market is weak. Purchases and sales of securities will be made whenever necessary in the management's view to achieve the objective of the Fund. It is anticipated that portfolio turnover will normally not exceed 100% in the future. See page 5 for prior turnover rates. (A 100% rate of portfolio turnover is normally considered to be high.) A high rate of portfolio turnover will increase the Fund's brokerage expenses and may increase the amount of taxable short-term gains realized by the Fund. The Fund does not expect to realize significant gains from selling securities held less than three months.


The Statement of Additional Information contains more information about the Fund's investment policies and also identifies the restrictions on the Fund's investment activities, which provide that the Fund shall not, among other things:

--------------------------------------------------------------------------------

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  -- Invest  more than 5%  of its total  assets, taken at  market value, in  the securities of any one issuer other than the United States Government, or purchase more than 10% of the voting securities or of any other class of securities of any one issuer.

   -- Purchase securities of any company with a record of less than three years' continuous operation if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the Fund's total assets taken at market value.

The investment objective and restrictions referred to above are fundamental and may not be changed without approval of a majority of the outstanding voting securities of the Fund. The Statement of Additional Information contains a complete description of the Fund's restrictions and policies relating to the investment of its assets and its activities.

MANAGEMENT OF THE FUND

The business of the Fund is managed by its Trustees. The Trustees elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees.

How the Fund Receives Investment Advice. The Trust has entered into an Investment Management Agreement with the Adviser with respect to the Fund, under which the Adviser, subject to the direction of the Trustees, provides the Fund with a continuous investment program consistent with the Fund's stated investment objective and policies and is responsible for the management of the Fund's assets. In addition to providing investment advice to the Fund, the officers and employees of the Adviser are responsible for the investment and reinvestment of the Fund's assets, subject to the overall authority of the Trustees.


Effective October 1, 1995, James Gerson became portfolio manager of the Fund with primary responsibility for day-to-day management of the portfolio. Mr. Gerson is a Senior Vice President of Hudson Capital Advisors, Inc., the Fund's Investment Manager, as well as of Fahnestock & Co., Inc. From April 1993 until October 1994, he was a Senior Vice President and Managing Director of Fahnestock's Corporate Finance Department. From October 1994 to September 1995, he was an Equity Research Analyst with Fahnestock. From 1986 until he joined Fahnestock & Co., Inc., he was associated with other investment banking firms in the following capacities: February 1992 to April 1993 -- Senior Vice President and Managing Director, Corporate Finance, of Reich & Co.; and January 1986 to February 1992 -- Senior Vice President and Managing Director, Corporate Finance, of Josephthal & Co. and its successor companies. In these positions he concentrated on analyzing and structuring corporate financing for public companies, with particular emphasis on 'small-cap' companies.



Mr. Gerson uses his familiarity with the market for small-cap securities, as well as larger companies, in seeking to achieve the Fund's investment objective, policies and risk considerations.



Performance information about the Fund from its inception through December 31, 1996 is contained in the Fund's Annual Report filed with the Securities and Exchange Commission. A copy of the Annual Report may be obtained free of charge upon written or phone request from Fahnestock & Co., Inc., 110 Wall Street, New York, NY 10005, telephone 1-800-221-5588. This performance is not necessarily indicative of


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

results that would have been achieved if Mr. Gerson had been managing the Fund during the same period.


Pursuant to the Investment Management Agreement, the Fund pays the Adviser an annual management fee equal to one percent of the Fund's average annual net assets up to $25 million and 0.75% of annual average net assets in excess of $25 million. The management fee is accrued daily and paid quarterly and is based on the average of the daily net asset values of the Fund during the preceding quarter.



The Adviser, a corporation organized in 1986 under the laws of New York, located at 780 Third Avenue, New York, NY 10017, currently has approximately $30,000,000 in assets under management in its capacity as investment adviser. The Adviser is a wholly-owned subsidiary of Fahnestock Viner Holdings, Inc., a corporation organized and existing under the laws of the province of Ontario, Canada, whose non-voting shares are listed on the New York Stock Exchange and the Toronto Stock Exchange, and approximately 95% of whose voting securities are held by officers and directors of Fahnestock Viner Holdings, Inc.


To reduce the potential risk of an adverse effect on the Fund's portfolio, written policies have been adopted by the Trust, the Fund and the Adviser to restrict securities trading in personal accounts of the portfolio managers and other affiliated personnel who normally have access to information on portfolio transactions. These policies comply in all material respects with the recommendations of the Investment Company Institute.


How the Fund Receives Administrative Services. The Trust has entered into an Administration Agreement with Fahnestock pursuant to which Fahnestock provides certain administrative services to the Fund and its shareholders. Under the Administration Agreement, Fahnestock provides the Trust and the Fund with office space, supplies and other facilities required for the business of the Fund. Fahnestock pays the compensation of all officers and employees of the Trust and pays the expenses of clerical services related to the administration of the Trust and the Fund. Fahnestock has entered into a Sub-Administration Agreement with Federated Services Company (the 'Sub-Administrator'), which has extensive experience in the mutual fund industry, to perform these services. Pursuant to the Sub-Administration Agreement, Fahnestock is responsible for any fees and out-of-pocket expenses due to the Sub-Administrator. The Fund pays no administrative fee to Fahnestock or the Sub-Administrator.



The Fund's Expenses. The Adviser has voluntarily undertaken to limit expenses applicable to the Class B shares to 2.5% and to 2.0% with respect to the other Classes of shares. If the expenses of a Class exceed the applicable limit, the Adviser has undertaken to reimburse the Fund for any such excess amount, limited to an amount not greater than the portion of the advisory fee reflecting the proportion of the Fund's assets attributable to that Class. The Adviser has undertaken to pay any reimbursements on the same schedule as the Fund is required to pay the advisory fee, provided that if, at the end of the fiscal year, Class expenses do not exceed the applicable annual expense limits, the Fund will reimburse the Adviser for monies paid by the Adviser during the course of the fiscal year. This is a voluntary undertaking on the part of the Adviser, which reserves the right to modify or withdraw it with respect to any Class at any time without notice. The expenses of printing


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                                      -10-

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prospectuses  used in selling Fund shares and other sales literature, as well as
certain  other  sales-related  charges,  all  of  which  may  be  eligible   for
reimbursement under the Fund's 12b-1 Plans, are borne by Fahnestock.



All expenses which are not specifically undertaken to be paid by the Adviser or Fahnestock and which are incurred in the operation of the Fund (including fees of Trustees of the Trust who are not 'interested persons,' as such term is defined in the 1940 Act) and the continuous public offering of the shares of the Fund are borne by the Fund, including the cost of printing and engraving share certificates, the expenses relating to the determination of the net asset value of shares of the Fund, the expenses of the continuing registration and qualification of shares for sale, the cost of prospectuses distributed to shareholders, the charges for custodians, transfer agents, registrars and other agents, and auditing and legal expenses.


At present, the only expenses that are allocated specifically to one or more Classes are expenses under the Distribution Plans. However, the Trustees reserve the right to allocate certain other expenses ('Class Expenses') to specific Classes as they deem appropriate. In any case, Class Expenses would be limited to distribution fees, shareholder servicing fees, transfer agency fees identified by the Transfer Agent as attributable specifically to holders of particular Classes of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectus and proxy materials to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of specific Classes of shares; legal or accounting fees relating solely to a particular Class or Classes; and Trustees' fees incurred in connection with issues relating solely to a particular Class or Classes.

Brokerage Transactions. Securities for the Fund's portfolio will at all times be bought and sold solely on the basis of investment considerations and appropriateness to the fulfillment of the Fund's objective. The primary consideration in placing portfolio security transactions is execution at the most favorable prices, consistent with best execution. All orders for transactions in securities on behalf of the Fund are placed with broker-dealers selected by the Adviser. Fahnestock & Co. Inc., which is also the Distributor of shares of the Fund, may serve as the Fund's broker in effecting portfolio transactions on national securities exchanges and retain commissions in accordance with certain regulations of the Securities and Exchange Commission, including Rule 17e-1 under the 1940 Act. In addition, the Adviser may select broker-dealers that provide it with research services and may cause the Fund to pay these broker-dealers commissions that exceed those that other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services received consistent with best execution. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of any other series of The Fahnestock Funds as a factor in the selection of other broker-dealers to execute the Fund's portfolio transactions. (For further discussion of brokerage allocation, see the Statement of Additional Information.)

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                                      -11-

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How the Fund's Class A and Class B Shares are Distributed. The Trust has entered into a Distribution Agreement with Fahnestock, under which Fahnestock is obligated to use its best efforts on behalf of the Fund to sell, and accept orders for the purchase of, shares of the Fund. Fahnestock may, from time to time, enter into selling agreements with other selected broker-dealers ('Selling Dealers') who have agreed to sell Class A and/or Class B shares of the Fund. Fahnestock is a member of the National Association of Securities Dealers, Inc. and of the New York, American and other principal national securities exchanges.


The Fund is a series of The Fahnestock Funds, which has adopted plans of distribution ('Plans') pursuant to Rule 12b-1 under the 1940 Act, under which it may reimburse Fahnestock for the expenses Fahnestock bears in distributing shares of a particular Class of the Fund or providing for services to shareholders of that Class. Under the Plan for Class A shares, the Fund may reimburse Fahnestock for distribution and service expenses at an annual rate not exceeding 0.50 percent of the average daily net value of the Fund's assets attributable to Class A shares which have been continuously included in its portfolio for four years or less. No reimbursement for distribution expenses will be payable during the Fund's fiscal year with respect to assets of the Fund which have been continuously included in its portfolio for more than four years, as measured by the net asset value of Class A shares of the Fund which have been continuously outstanding for four years or more as of the last day of its preceding fiscal year. In calculating the number of shares which have been outstanding for four years or more, the Fund will treat all redemptions in a particular shareholder's account as having been made from those shares which have been outstanding for the longest period of time, a method of accounting commonly referred to as 'first-in, first-out.' With respect to Class B shares, the Fund may reimburse Fahnestock at the maximum annual rate of 0.25 percent of the average daily net asset value of the Class for the expenses of providing personal service to Class B shareholders or the maintenance of Class B shareholder accounts, or for payments by Fahnestock to others for such activities, and at the maximum annual rate of .75 percent for expenses incurred in distributing Class B shares. In both cases there is no limit on the length of the period such net assets have been invested in the Fund.



Expenses incurred by Fahnestock during a year may exceed the amount available for reimbursement under a Distribution Plan. Such excess expenses may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward. At the date of this Prospectus, no excess expenses are being carried forward under any Plan.


Expenses incurred in connection with promotional activities will be identified to the Class involved, although it is anticipated that some promotional activities may be conducted in respect of all Classes in common, with the result that expenses incurred in connection with those activities will not be identifiable to any particular Class. In the latter case, expenses will be allocated among the Classes on the basis of their relative net assets.

Continuance of each Plan is subject to annual approval by a majority of the Trustees and a majority of the Trustees who are not 'interested persons' of the Fund and who have no direct or

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                                      -12-


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indirect financial  interest  in the  operation  of  the Plans  or  any  related agreement ('Rule 12b-1 Trustees'). Each of the Plans requires that quarterly written reports of amounts spent under such Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. No Plan may be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Class subject to that Plan. All material amendments of a Plan will require approval by a majority of the Fund's Trustees and of the Rule 12b-1 Trustees. A Plan may be terminated at any time by vote of either a majority of the Rule 12b-1 Trustees or a majority of the outstanding shares of the Class subject to that Plan.

Fahnestock, a New York corporation, is a wholly-owned subsidiary of Fahnestock Viner Holdings, Inc. and has its principal office at 110 Wall Street, New York, NY 10005. Albert G. Lowenthal, Chairman of the Board of Trustees of the Trust and President, a Principal and a Director of the Adviser, is Chairman of the Board of Directors, Chief Executive Officer and Chief Financial Officer of Fahnestock. Michael Mendelson, who is President and a Trustee of the Trust, is Managing Director of Fahnestock Asset Management, a division of Fahnestock. Richard Wohlman, who is Treasurer of the Trust, is Comptroller of Fahnestock.

Transfer and Dividend Agent. Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri, 64105 serves as the Fund's Transfer Agent and, as such, automatically opens and maintains an account for each new investor in shares of the Fund. Under this arrangement, share certificates are not delivered to individual shareholders unless a written request is received by the Transfer Agent from the shareholder and then only to the extent of the number of whole shares owned or requested. Fractional interests in shares, to three decimal places, are reflected in the shareholder's account. Shareholders will receive statements reflecting transactions in their accounts and account balances. Shareholders should retain their account statements in order to calculate the taxes on any gains or losses realized from redemption of the Fund's shares. Fahnestock or the Transfer Agent can provide account transcripts for past periods but shareholders may be required to pay a fee to receive such transcripts.

DISTRIBUTIONS TO SHAREHOLDERS AND TAXATION

Distributions. The Fund expects to distribute substantially all of its net taxable investment income at least annually and substantially all of its net realized capital gains, if any, annually. Unless a shareholder indicates on the applicable document at the time of initial investment or subsequently in writing to the transfer agent that dividends and distributions are to be paid in cash, dividends and distributions will automatically be reinvested in additional shares of the same Class at net asset value and will not be subject to an initial or contingent deferred sales charge.

Each Class will be treated separately in determining the amounts of dividends and distributions payable to holders of its shares. The Classes may have different dividend and distribution rates because of their differing expense levels; however, dividends and distributions paid to each Class of shares will be declared and paid at the same time and will be determined in the same manner as those paid to each other Class.

Dividends  declared by  the Fund  and distributed  to shareholders  of record in
October,  November   or   December   of   any   year   will   be   treated   for

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                                      -13-


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Federal  income tax  purposes as  having been  received by  shareholders in that year, so long as the dividends are paid before February 1 of the following year.


Federal Taxes. The Fund has qualified as a 'regulated investment company' under Subchapter M of the Internal Revenue Code (the 'Code') and intends to continue to so qualify in the future. As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders.


Distributions from the Fund representing net investment income and any net short-term capital gains, as computed for Federal income tax purposes, will be taxable to shareholders as ordinary income whether such distributions are distributed as cash payments or reinvested in additional shares of the Fund.

Distributions from the Fund representing net long-term capital gains, as computed for Federal income tax purposes, whether such distributions are distributed as cash payments or reinvested in additional shares, will be taxable to the shareholders as long-term capital gains regardless of the length of time a shareholder has held his shares. Long-term capital gains of individuals are taxed at a maximum rate of 28% rather than the maximum rate applicable to ordinary income for individuals (currently 39.6%). Net long term capital gains of corporations are taxed at the rates applicable to ordinary income. In general, only dividends from the Fund that reflect its dividend income from United States corporations may, subject to certain limitations, qualify for the Federal dividends-received deduction for corporate shareholders.

The  Fund  may be  required  to withhold  for  Federal income  tax  purposes 31%
('backup withholding') of the taxable distributions and the proceeds of redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to back-up withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from back-up withholding.

Shortly after the end of each taxable year, shareholders will receive a written notice designating the amount of the year's distributions and the Federal income tax treatment by shareholders of amounts distributed by the Fund, including amounts includable in income as described in the preceding paragraph.

State and Local Taxes. Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.

COMPUTATION OF NET ASSET VALUE

The Fund's net asset value per share is computed as of the close of business on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day on which the Exchange is open for unrestricted trading.

The net asset value per share is determined by dividing the total current market value of the assets of the Fund attributable to each Class of shares, less the liabilities allocable to that Class,

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                                      -14-


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by the  total  number  of  shares  of the  Class  outstanding  at  the  time  of determination. The Trustees have determined to value the Fund's securities traded on a national securities exchange at the price of the last sale on such exchange on the date as of which assets are valued. If no sale has occurred on the date as of which assets are valued, or if the security is traded only in the over-the-counter market, it will normally be valued at its current bid price. Debt securities having a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. These instruments may include government securities, corporate debt securities and money market instruments, such as bank certificates of deposit and commercial paper. Portfolio securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Trustees.

HOW TO BUY SHARES

GENERAL

Investors may buy Class A or Class B shares of the Fund through representatives of Fahnestock or the Selling Dealers. Investors may be charged a fee if they purchase Class A or Class B shares through a broker or agent. Initial orders are reviewed when they are received by Fahnestock or the Selling Dealers and, if they are accompanied by all appropriate information or are made through an existing brokerage account, the order is accepted by Fahnestock. The minimum initial investment in either class is $1,000 and all purchases must be made in U.S. dollars. Thereafter, additional investments may be made in amounts of $250 or more as the shareholder elects. (These minimums do not apply to retirement plans. See 'Retirement Plans' below.) Purchases by check written upon a bank situated outside the United States may be delayed until United States funds are received and a collection charge may be imposed by the transfer agent to defray the cost of conversion to U.S. funds.

CLASS A SHARES

The offering price of Class A shares will be the net asset value per share next determined after acceptance of the purchase order plus a sales load as follows:

                                                      SALES CHARGE       SALES CHARGE        CONCESSION TO
                                                          AS A               AS A           SELLING DEALERS
                    AMOUNT OF                         PERCENTAGE OF      PERCENTAGE OF           AS A
                     PURCHASE                              THE                THE          PERCENTAGE OF THE
             (INCLUDING SALES CHARGE)                AMOUNT INVESTED    OFFERING PRICE      OFFERING PRICE*
--------------------------------------------------   ---------------    ---------------    -----------------
Less than $100,000................................         4.71               4.50                4.00
$100,000 but less than $250,000...................         3.63               3.50                3.00
$250,000 but less than $500,000...................         2.56               2.50                2.00
$500,000 but less than $1 million.................         2.04               2.00                1.50
$1 million or more................................       **                 **                 **

                                                        (footnotes on next page)

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                                      -15-

--------------------------------------------------------------------------------

(footnotes from previous page)

* Fahnestock may, from time to time, at its own expense, provide promotional incentives to certain Selling Dealers whose representatives have sold or are expected to sell significant amounts of shares of the Fund. Selling Dealers to whom 90% or more of the entire sales load is reallowed may be deemed to be underwriters as that term is defined under the Securities Act of 1933. Fahnestock retains the entire sales load on any retail sales made by it.

** No initial sales charge is payable on purchases of $1 million or more, but a contingent deferred sales charge, payable to Fahnestock, of 1.00% is imposed on redemptions within 18 months. Fahnestock will pay Selling Dealers who initiate and are responsible for purchases of $1 million or more a commission as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.20% on the next $2 million and 0.08% on the excess over $5 million.

Class A shares acquired in a purchase of $1 million or more will be subject to a contingent deferred sales charge (a 'CDSC') of 1.00% if redeemed within 18 months of purchase. With the exception of differing applicable holding periods, the same procedures and conditions, including waivers of the CDSC, will apply to the CDSC for $1 million purchases of Class A shares as apply to the CDSC for Class B shares.

The sales charge may be reduced if an investor combines his purchases with those of certain individuals or entities (Combination Privilege) or already owns shares (Accumulation Privilege). (See Statement of Additional Information, 'Methods of Obtaining Reduced Sales Charge' or ask your sales representative.) In addition, the foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a 13-month period, of Class A shares of the Fund. Class A shares previously purchased during a 90-day period prior to the date of receipt by the Fund of the Letter of Intent and still owned by the shareholder may also be included in determining the applicable reduction.


Class A shares may be sold without a sales charge to Trustees or officers of the Fund, and directors or officers of the Adviser, Fahnestock, Selling Dealers, or Fahnestock Viner Holdings, Inc. or its affiliates, to the bona fide full-time employees and their relatives, retired employees or sales representatives of any of the foregoing who have acted as such for not less than 90 days, or members of the families of bona fide full-time employees or sales representatives of Fahnestock, or to any trust, pension, profit sharing or other benefit plan for such persons. Such sales will be made upon written assurance by the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the issuer. Class A shares may also be purchased without a sales charge by any state, county, or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company (hereinafter 'an eligible governmental authority'). If an investment by an eligible governmental authority at net asset value is made through a Selling Dealer or a


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

registered representative of Fahnestock, Fahnestock may make a payment, out of its own resources, to such Selling Dealer or registered representative in an amount not to exceed 0.25% of the amount invested. Finally, Class A shares may also be purchased without a sales charge by a broker-dealer, bank or other financial services institution, as shareholder of record, on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the record holder.

Additional information relating to the methods of obtaining reduced sales loads is contained in the Fund's Statement of Additional Information and may be obtained from a registered representative of Fahnestock or a Selling Dealer.


Retirement Plans. Investors may use the Fund as a funding medium for various types of qualified retirement plans, including Individual Retirement Accounts, Keogh Plans (H.R. 10), Pension and Profit Sharing Plans, Tax Sheltered Annuity Retirement Plans, and 401(k) Plans. The initial investment minimum for any of the above will be $1,000. Contributions to such plans are subject to prevailing amount limits set by the Internal Revenue Code and may be deducted within limits set by the Code.


Investors may purchase Class A shares at net asset value, without imposition of a sales charge, to the extent that the investment represents (a) the proceeds from the redemption made within the preceding 60 days of shares of another mutual fund not affiliated with Hudson Capital Advisers, Inc., whose shares were purchased subject to a sales charge, or (b) the net proceeds of the sale within the preceding 60 days of shares of any closed-end investment company. When making a purchase at net asset value pursuant to these provisions, the investor must forward to Fahnestock either the redemption check representing the proceeds of the mutual fund shares redeemed, or a copy of the confirmation from the other mutual fund showing the redemption transaction, or a copy of the confirmation showing the sale of the shares of the closed-end company.

Automatic Investment. The Fund offers an Automatic Investment Plan whereby the Fund's transfer agent, Investors Fiduciary Trust Company (IFTC), is permitted through preauthorized checks of $250 or more to charge the regular bank account of a shareholder on a regular basis to provide systematic additions to the Fund account of the shareholder. While there is no charge to shareholders for this service, a charge of $10 will be deducted from a shareholder's Fund account for checks returned for insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, IFTC or Fahnestock. Further information regarding the Automatic Investment Plan may be obtained through any Fahnestock account representative.

Additional Information. Investors should refer to the Statement of Additional Information for more complete information about how to purchase shares of the Fund. Investors can also obtain additional information from a representative of Fahnestock or a Selling Dealer.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CLASS B SHARES

Because it will normally be preferable to an investor who qualifies for reduced initial sales charges to purchase Class A shares rather than Class B shares, Fahnestock will reject any purchase order greater than $250,000 for Class B shares.

There is no initial sales charge on purchases of Class B shares, but a CDSC may be charged on any redemption that causes the current value of the shareholder's Class B share account to fall below the amount of purchase payments made during a six-year holding period. There is no CDSC on redemptions of (i) shares that represent appreciation of the original investment or (ii) shares purchased through reinvestment of dividends and distributions. The amount of the CDSC is based on the length of time shares are held, according to the following table:

              YEARS SHARES ARE HELD                 CDSC
-------------------------------------------------   ----

Less than one....................................    5%
One but less than two............................    4%
Two but less than four...........................    3%
Four but less than five..........................    2%
Five but less than six...........................    1%
Six or more......................................    0%

For purposes of calculating the applicable CDSC, it is assumed that redemptions are made first of Class B shares to which the CDSC does not apply, then of Class B shares that have been held the longest; this will result in the lowest applicable charge.


No CDSC will be charged on redemptions of Class B shares that would have qualified for a waiver of the initial sales charge had they been purchased as Class A shares. In addition, no CDSC will be charged on (i) Systematic Withdrawal Plan payments that do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (ii) redemptions of shares in connection with certain required post-retirement withdrawals from a retirement plan or (iii) redemptions following the death or disability of a shareholder. It is the responsibility of a shareholder redeeming shares otherwise subject to a CDSC but qualifying for one of the foregoing waivers to assert this status at the time of the redemption and to provide satisfactory evidence of such qualification.


HOW TO REDEEM SHARES


Through Fahnestock or a Selling Dealer. Shares of the Fund may be redeemed through Fahnestock or your Selling Dealer. Redemptions, net of any applicable CDSC, will be made at the net asset value next determined after receipt of any such order by Fahnestock or the Selling Dealer. Certificates, if any, in proper form for redemption or any required stock powers should be presented or sent to Fahnestock or your Selling Dealer no later than the close of business of the day on which the redemption order is placed. Investors may be charged a fee if they redeem Class A or Class B shares through a broker or agent.


Written Request. Any shareholder of record may require the Fund to redeem his shares by making written application to the transfer agent. Such application must be signed by the shareholder as his name appears on the records of the Fund and must be accompanied by any share certificates issued for shares being redeemed or a stock power if no such certificates were issued. A stock power is a written instrument executed by a shareholder in order to facilitate the legal transfer of shares of the Fund. Share certificates must be

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


duly endorsed for transfer. Signatures on share certificates and stock powers must be guaranteed, except that (subject to the restriction in the next sentence) a signature guarantee will not be required for a redemption of less than $5,000 where the redemption proceeds are sent to a shareholder of record at the shareholder's address of record. A redemption request must be accompanied by a signature guarantee if the shareholder's address of record has changed within the past 30 days. A signature guarantee is a widely accepted way to protect you and the transfer agent by verifying the signature on your request. The following institutions may provide you with an acceptable signature guarantee: a U.S. bank, trust company, credit union or savings association, a foreign bank that has a New York correspondent bank (which correspondent bank must be named by the guarantor), a U.S. registered securities broker or dealer (including a broker or dealer in municipal securities or U.S. government securities), a U.S. national securities exchange, a registered securities association or a clearing agency. A notary public is not an acceptable signature guarantor. Redemptions, net of any applicable CDSC, will be effected at the net asset value next determined after receipt by the Transfer Agent of such application and certificates or stock powers, if any, in proper form for redemption.



General. Payment for shares redeemed will ordinarily be made on the next business day after the redemption is effected. However, the Fund reserves the right to pay redemption proceeds within seven days after the order is effected if, in its judgment, immediate payment would adversely affect the Fund. In addition, at various times the Trust may be requested to redeem Fund shares for which it has not yet received good payment. Accordingly, the Trust may delay the mailing of a redemption draft for up to 10 business days from the payment date or until such time as it has assured itself that good payment (e.g., cash in hand) has been collected for the purchase of such shares, whichever occurs first.


The Trust may suspend the right of redemption of Fund shares and may postpone payment for redeemed Fund shares when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it impractical for the Trust to dispose of the Fund's securities or fairly to determine the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

Due to the proportionately high cost of maintaining smaller accounts, the Trust reserves the right to redeem all shares in a Fund account which has a value of less than $500 as the result of redemptions (except accounts which constitute the assets of retirement plans and Individual Retirement Accounts) and to mail the proceeds to the shareholder. Shareholders will be notified before these redemptions are to be made and will have 30 days to purchase additional shares to bring their accounts up to the required minimum.

The redemption price of shares of the Fund may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of the redemption, and gain or loss may be recognized for Federal income tax purposes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL SERVICES AND PROGRAMS

Systematic Withdrawal Plan. This service enables a shareholder with an account value of $10,000 or more automatically to receive or make periodic payments from the Fund at no cost. A shareholder may elect to receive or make as many payments as he wants. Payments may be made monthly, quarterly, semi-annually or annually in varying amounts, but not less than $100 each. Payments may be made to the shareholder, another individual, a bank or any other designated entity. This service is particularly useful in paying regular bills and disbursing funds from retirements plans in compliance with IRS regulations.

The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A shares of the Fund would be disadvantageous to a shareholder because of the sales load payable on such purchases. A Systematic Withdrawal Plan may be established by completing an application form available from Fahnestock or your Selling Dealer and requires that all dividends and distributions be taken in additional shares of the Fund. See the Statement of Additional Information, 'Additional Services and Programs.'

Reinvestment Privilege. A shareholder who has redeemed Class A shares of the Fund may, within two years after the date of redemption, reinvest any part of the redemption proceeds in Class A shares without payment of a sales load. A shareholder should notify Fahnestock or the Selling Dealer in writing of an intention to exercise the reinvestment privilege. If the shareholder reinvests in the Fund within thirty (30) days, any loss realized on the redemption will not be recognized for Federal income tax purposes as to the number of shares acquired under the reinvestment privilege except through an adjustment in the tax basis of the so-acquired shares.

Additional Information. Shareholders should refer to the Statement of Additional Information for more complete information on the additional services and programs available to shareholders of the Fund. Additional information is also available from a registered representative of Fahnestock or a Selling Dealer.

PERFORMANCE INFORMATION

From time to time the Fund may publish its 'total return' for each Class of shares. Total return figures are based on historical earnings and are not intended to indicate future performance. The 'total return' of a Class refers to the average annual compounded rates of return over periods of 1, 5, and 10 years (which periods will be stated in the publication) that would compare the initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, and reflects all recurring fees that are charged to all shareholder accounts and nonrecurring charges, if any, including, unless otherwise stated, maximum applicable initial or contingent deferred sales charges.


If the total return calculation includes the maximum sales charge of 4.50% or the maximum CDSC of 5.00%, investment or redemption at a lower sales charge would increase this performance measure correspondingly. See the information under the caption 'How to Buy Shares' for information on reduced sales charges. The principal value of an investment will fluctuate so that the value of the investment, when redeemed, may be more or less than the original investment.


OTHER MATTERS

Description of the Fund's Shares. The Fund is the initial (and, to date, the only) series of shares of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


beneficial interest of The Fahnestock Funds, a Massachusetts business trust which was created on August 29, 1990 under the laws of the Commonwealth of Massachusetts and has an unlimited number of authorized shares of beneficial interest. The Fund currently offers three classes of shares -- A, B and N. The Classes differ with respect to their sales charges and other expenses, which may affect their performance. Only shares of Classes A and B are offered by this prospectus. Investors can obtain information about Class N Shares, which are also offered to the public, or a Class N prospectus by calling Fahnestock at 1-800-800-9168.


All shares have equal rights as to voting, except as to matters (such as a Plan of Distribution) that affect only some but not all Classes, or which have different consequences for different Classes, in which case the matter will be submitted to a separate vote of each affected Class. All Classes have equal rights to redemption and liquidation at their respective net asset values, subject to any applicable CDSC. Dividends may vary as between the classes to the extent that different expenses are allocated to specific Classes. All shares issued and outstanding are fully paid and nonassessable by the Fund and the Trust and are redeemable at net asset value at the option of shareholders, subject to any applicable CDSC. Shares have no preemptive or conversion rights and are freely transferable. Certificates for shares will not be issued unless requested in writing by an investor.

When matters are submitted for shareholder vote, shareholders of each series of The Fahnestock Funds, including the Fund, will have one vote for each full share held and proportional, fractional votes for each fractional share held. Shareholders of all series of The Fahnestock Funds will vote collectively on certain matters affecting all series, such as the election of Trustees and the selection of accountants; shareholders of one series are not entitled to vote on a matter that does not affect that series but that does require a separate vote of another series, such as a particular series' investment management agreement. As noted above, different classes will vote separately on matters affecting only a particular class, or having different effects on different classes. Neither the Trust nor the Fund intends to hold annual meetings. As a result, shareholders may not consider each year the election of Trustees or the appointment of accountants. However, pursuant to the By-Laws of the Trust, the holders of at least 10 percent of the shares outstanding and entitled to vote may require a special meeting of shareholders to be held for any purpose, including removal of a Trustee from office. Shareholders of the Trust may remove a Trustee by the affirmative vote of a majority of the outstanding voting shares. In addition, the Board of Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees holding office at that time were elected by shareholders. The Trustees may call special shareholder meetings of one or more (including all) series or Classes of shares for such purposes as electing or removing Trustees, changing fundamental policies or adopting new management agreements.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shareholder of the Fund held personally liable by reason of being or having been
a  shareholder.  Liability  of  a  shareholder   of  the  Fund  is  limited   to
circumstances in which the Fund itself would be unable to meet its obligations.

Transfer Agent. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as transfer agent for the Fund; in this capacity, it maintains the record of each transaction of a shareholder with respect to shares of the Fund. A Shareholder may obtain information about his account by consulting his sales representative or calling the transfer agent at 1-800-367-0068.

Custody of Portfolio. Portfolio securities of the Fund are held pursuant to a custodian agreement by Investors Fiduciary Trust Company, as custodian; eligible securities may be held in the book entry system for U.S. government securities maintained by the Federal Reserve System or deposited with the Depository Trust Company.

Registration Statement. This Prospectus omits certain information contained in the Statement of Additional Information and Part C of the Registration Statement which the Fund has filed with the Securities and Exchange Commission. The Fund's Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Fund's Statement of Additional Information can be obtained upon request free of charge by writing or telephoning Fahnestock. You may obtain a copy of Part C of the Registration Statement from the Securities and Exchange Commission upon payment of the prescribed fee.

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
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--------------------------------------------------------------------------------
HUDSON CAPITAL
APPRECIATION FUND
(A Series of The Fahnestock Funds)
     110 Wall Street
     New York, New York 10005
     Telephone (800) 221-5588

INVESTMENT ADVISER
     Hudson Capital Advisors, Inc.
     805 Third Avenue
     New York, New York 10022

PRINCIPAL DISTRIBUTOR
     Fahnestock & Co. Inc.
     110 Wall Street
     New York, New York 10005

CUSTODIAN AND TRANSFER AGENT
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


INDEPENDENT AUDITORS
     Coopers & Lybrand L.L.P.
     1100 Main Street, Suite 900
     Kansas City, Missouri 64105


LEGAL COUNSEL
     Faith Colish, A Professional Corporation
     63 Wall Street
     New York, New York 10005

[LOGO HUDSON CAPITAL APPRECIATION FUND]


PROSPECTUS                                                        CLASS A SHARES
April 15, 1997                                                    CLASS B SHARES


A mutual fund seeking to achieve long-term growth of capital through investment in equity securities.

[LOGO FAHNESTOCK]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUDSON CAPITAL                                                   CLASS N SHARES
APPRECIATION FUND                                    110 Wall Street
(A Series of The Fahnestock Funds)                   New York, New York 10005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


April 15, 1997


Hudson Capital Appreciation Fund (the 'Fund') is the first (and, to date, the only) series of The Fahnestock Funds, a Massachusetts business trust (the 'Trust'). The Trust is an open-end diversified management investment company commonly known as a mutual fund. The Fund seeks long term growth through capital appreciation by investing primarily in equity securities. Current income is a secondary consideration.


The Fund issues three classes of shares. Class N shares are offered by this Prospectus and are sold at net asset value without a sales charge. (See 'How to Buy Shares.') They are subject to an ongoing distribution and shareholder services fee. See 'Management of the Fund -- How the Fund's Class N Shares are Distributed.'



Class A and Class B shares of the Fund are offered by a different prospectus. (See 'Other Matters -- Description of the Fund's Shares.')


This Prospectus sets forth information about the Fund that an investor in Class N shares ought to know before investing. It should be read and retained for future reference.


A Statement of Additional Information dated April 15, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy can be obtained free of charge upon request by writing or telephoning: Fahnestock & Co. Inc., 110 Wall Street, New York, NY 10005, 1-800-221-5588.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


Expense Information..............................................................................................     3
Financial Highlights.............................................................................................     5
Organization of the Fund.........................................................................................     6
Investment Objective, Policies and Risk Considerations...........................................................     6
Management of the Fund...........................................................................................     9
Distributions to Shareholders and Taxation.......................................................................    13
Computation of Net Asset Value...................................................................................    14
How to Buy Shares................................................................................................    14
How to Redeem Shares.............................................................................................    16
Additional Services and Programs.................................................................................    18
Performance Information..........................................................................................    18
Other Matters....................................................................................................    18





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                              EXPENSE INFORMATION

The following information reflects the costs and expenses an investor may expect to incur, either directly or indirectly, as a holder of Class N shares of the Fund, based upon the Fund's projected annual operating expenses.

SHAREHOLDER TRANSACTION EXPENSE


Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                    0%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
  offering price)                                                                                0%
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                   0%
Redemption Fees (as a percentage of amount redeemed, if applicable)                              0%


ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


Management Fee(1)                                                            1.00%
12b-1 Fees                                                                   0.25%
Other Expenses (After fee waiver/expense reimbursement)(2)                   0.75%
                                                                           -------         -------
Total Fund Operating Expenses (After fee waiver/expense reimbursement)       2.00%


          ------------------------------------------------------------


(1) The Investment Management Agreement, as amended effective February 23, 1993, provides for a management fee at a reduced rate of 0.75% per annum with respect to assets of the Fund in excess of $25,000,000. To date the Fund's net assets have not exceeded $25,000,000.



(2) Expenses with respect to Class N shares are estimated at the applicable maximum; the Fund has no history of operation with respect to Class N shares. 'Other Expenses' in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees and give effect to expense reimbursements that are expected to remain in effect during the current fiscal year ending December 31, 1997. For a more detailed description of 'Other Expenses,' see 'Management of the Fund -- The Fund's Expenses.'


The purpose of the above table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The management fees referred to above and nature of services provided are more fully explained in this prospectus under the section 'Management of the Fund' and in the Statement of Additional Information under the caption 'Investment Advisory and Other Services.'

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Fahnestock & Co., Inc., the Fund's distributor, has concluded that the asset-based charges pursuant to Rule 12b-1 are within the guidelines established by the National Association of Securities Dealers, Inc. ('NASD'). However long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by NASD rules.


EXAMPLE

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in Class N shares of the Fund. These amounts assume reinvestment of all dividends and distributions and payment by the Fund of operating expenses at the levels set forth in the table above, and are also based upon the following assumptions:


                                                                                1 YEAR              3 YEARS
                                                                           -----------------   -----------------
You would pay the following expenses for the period of years indicated on a $1,000 investment, assuming 5% annual return and redemption at the end
  of each time period.                                                            $20                 $63


          ------------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN; MOREOVER, THE ACTUAL RATE OF ANNUAL RETURN WILL VARY AND MAY BE GREATER OR LESSER THAN THE ASSUMED RATE OF 5%.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                     FINANCIAL HIGHLIGHTS -- CLASS A SHARES
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)



The following table has been audited by the Fund's independent auditors, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and related notes which appear in the Fund's annual report to shareholders and which are incorporated by reference into the Statement of Additional Information. The information below was audited by Ernst & Young LLP for the period from March 5, 1991 to December 31, 1991 and for the year ended December 31, 1992 and Coopers & Lybrand L.L.P. for the years ended December 31, 1993, 1994, 1995, and 1996. It pertains only to Class A shares, the only Class of shares of the Fund outstanding during the periods shown.



                                                                                                               MARCH 5, 1991
                                                                 CLASS A SHARES                                (COMMENCEMENT
                                    ------------------------------------------------------------------------   OF OPERATIONS)
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED          TO
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        1996           1995           1994           1993           1992            1991
                                    ------------   ------------   ------------   ------------   ------------   --------------
    Net asset value, beginning of
      period.......................   $  11.39       $  10.95       $  13.72       $  11.93       $  11.36        $  10.00
    Income from investment
      operations:
    Net investment income/(loss)
      (net)........................      (0.10)         (0.03)         (0.06)         (0.13)         (0.05)           0.01
    Net realized and unrealized
      gains (losses) on
      investments..................       4.72           2.09          (1.48)          2.25           1.02            1.74
                                    ------------   ------------   ------------   ------------   ------------   --------------
        Total income/(loss) from
          investment operations....       4.62           2.06          (1.54)          2.12           0.97            1.75
    Less dividends paid to
      shareholders:
    Dividends paid from net
      realized gains on
      investments..................      (3.02)         (1.62)         (1.23)         (0.33)         (0.40)          (0.39)
                                    ------------   ------------   ------------   ------------   ------------   --------------
    Net asset value, end of
      period.......................   $  12.99       $  11.39       $  10.95       $  13.72       $  11.93        $  11.36
                                    ------------   ------------   ------------   ------------   ------------   --------------
                                    ------------   ------------   ------------   ------------   ------------   --------------
Total return.......................      40.68%         18.94%        (11.22)%        17.77%          8.54%          17.50%
  Ratios/Supplemented
    Data:
    Net assets, end of period
      (000)........................   $ 15,671       $ 12,097       $ 15,874       $ 19,227       $ 16,993        $ 11,987
    Ratio of expenses to average
      net assets...................       2.50%`D'       2.50%`D'       2.49%`D'       2.49%`D'       2.50%`D'        2.48%*`D'
    Ratio of net investment income
      (loss) to average net
      assets.......................      (1.13%)`D'     (0.16)%`D'     (0.46)%`D'     (1.00)%`D'     (0.48)%`D'       0.11%*`D'
    Average commission rate paid...   $ 0.0597`D'`D'         --           --             --             --              --
    Portfolio turnover rate....... .     85.37%        197.71%        194.55%        154.18%        256.84%         250.85%



------------



 * Annualized


 `D' The  ratios of expenses  and investment income/(loss)  (net) to average net assets are net of expenses voluntarily reimbursed by the Adviser, Administrator and Distributor in the amount of 1.00%, .92%, .27%, .25%, 1.10% and .56%, respectively.



`D'`D' For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases or sales of equity seurities.



     Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ORGANIZATION OF THE FUND

The Fund is the initial (and, to date, only) series of shares of beneficial interest (hereinafter referred to simply as 'shares') of The Fahnestock Funds (the 'Trust') which is a diversified open-end management investment company created as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on August 29, 1990 by Fahnestock, the Fund's Administrator and principal distributor.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

The Fund seeks long term growth through capital appreciation by investing primarily in equity securities. Current income is a secondary consideration. The Fund may not always achieve its objective, but it expects to follow the investment strategy described in the following paragraphs.


The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stock. When, in the judgment of Hudson Capital Advisors, Inc. (the 'Adviser'), a defensive investment posture is appropriate because of market conditions or there are temporarily no investment opportunities in common stocks or securities convertible into common stocks which are appropriate for the Fund, the Fund may invest up to 100% of its assets in short-term debt securities as a temporary alternative to equity securities. Such investments may be in United States Government securities, certificates of deposit of major banks, commercial paper rated in the top two ratings of a nationally recognized statistical rating organization or in a money market fund, including a money market fund which the Adviser may manage in the future. Since the return on a money market fund may be less than would be available through a direct investment in the securities comprising its portfolio and will involve payment of duplicative management and other fees, such purchases will be made only in accordance with guidelines established by the Board of Trustees designed to ensure that purchases of shares of a money market fund will be undertaken only when it is in the best interest of the Fund and complies with limitations established by the Investment Company Act of 1940, as amended (the '1940 Act'). In establishing these guidelines, the Trustees will consider whether the Adviser should be paid a management fee by the Fund with respect to the assets invested in such money market fund. Investing in such short-term debt securities as a defensive or temporary investment approach does not constitute a change in the Fund's investment objective and will be subject to any guidelines which the Trustees may establish.


In choosing investments for the portfolio, the Adviser uses the following primary criteria for selection of securities:

1. Earnings growth. The Adviser attempts to identify companies with strong fundamentals, a history of profitable operations, and the likelihood of continued earnings growth. Within this group, the Adviser seeks to invest in companies showing earnings growth which the Adviser anticipates will be higher than investors generally expect. Higher earnings could be generated internally by, for example, a new product, a new service, or a new management with a dynamic program for growth. Higher earnings could also result from events external to the company, such as a lowering of the costs of materials important to its operations or an exceptional increase in demand for its products. Since factors such as the foregoing sometimes have greater impact on the share prices of smaller companies, the Adviser will frequently place greater emphasis on

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the ownership of such companies. Historically, companies enjoying growth have been particularly attractive in a cycle of general market increases, because, in the view of the Adviser, higher than average earnings often tend to result in higher than average price-earning ratios during such periods with the likely result of greater appreciation in prices of the shares of such companies.


In addition to the foregoing considerations, the Adviser will attempt to identify companies whose stock prices do not adequately reflect underlying values and growth potential. There can be many reasons why a stock's price is depressed, such as investor perception about the company's industry or sector that is not relevant to the particular company, temporary impairment of the company's financial condition, or short-term earnings disappointments which the company is taking appropriate steps to address. In each case, the Adviser will focus on the company's 'staying power,' the strength of its balance sheet, and the long-term fundamentals of its industry. Again, this selection process often leads to small-capitalization companies. Because the marketplace generally devotes less research and attention to small companies, the Adviser believes that it is more likely to find underlying values that are not yet recognized. However, the Fund generally will also hold mid-size and larger-capitalization companies to balance the somewhat-greater price volatility that may be experienced by companies with smaller capitalization.


2. Corporate events. In addition to the criteria described above, the Adviser will endeavor to identify companies that are likely to experience changes not only in material costs, products, markets, management style, or investors' perception of their value but also in the structure of the company itself, such as the acquisition of another company, the likelihood that the company itself will be acquired, the sale or discontinuance of divisions that have failed to contribute sufficiently (or at all) to earnings, a company's tender offer for its own stock, a spin-off of part of the company through a distribution of shares to its shareholders that permits the market to appraise each segment of the company separately, a sale of assets followed by a distribution of a part or all of the proceeds to shareholders, or even dissolution of the company followed by a distribution of assets or proceeds of sale to the shareholders.

Ideally, the Adviser will endeavor to identify companies where all of these types of change may occur, since such instances may offer more than one opportunity to realize appreciation.

Foreign Securities

In seeking to achieve its objective, the Fund may, to a minor degree, and in no event with respect to more than 10% of its assets at the time of purchase, invest in foreign securities. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar, as well as the other factors that affect security prices. Foreign companies are not subject to accounting standards or governmental supervision comparable to United States companies and there often is less publicly available information about their operations. There generally is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Fund. Foreign securities can also be affected by political or financial instability abroad, and may be less liquid or more volatile than domestic investments. These investments may be in the form of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

American Depositary Receipts, which typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign operation. American Depositary Receipts are not necessarily denominated in the same currency as the underlying securities.

Warrants


A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


Lending of Securities

The Fund may lend its portfolio securities to broker-dealers and other financial institutions pursuant to agreements requiring that the loans be continuously collateralized by cash, letters of credit or U.S. Government securities of a value equal to at least the fair market value of the securities loaned. These loans will not be made if as a result the aggregate of all outstanding loans exceeds 30 percent of the value of the Fund's total assets taken at current value.

Other Investment Policies, Restrictions and Risk Considerations

A fundamental policy of management is to spread the Fund's investments among a number of industry groups without concentration in any particular industry; the Fund will not purchase a security if 25% or more of its total assets would be invested in a particular industry.


In order to limit investment risks, portfolio securities are sold when they reach a predetermined price objective, or when a change in relative valuation occurs, or when a deterioration in company or industry fundamentals is anticipated or occurs. In addition, the percentage of the Fund's assets invested in cash or temporary investments is increased when investment alternatives, such as U.S. Government securities and money market instruments, offer better overall returns than equities. When, in the opinion of the Adviser, current market or economic conditions warrant, the Fund temporarily may retain cash or invest in preferred stock, nonconvertible bonds or other fixed-income securities. During those periods the Fund may tend to emphasize investment in securities of issuers which the Adviser believes offer the possibility of a corporate event, since changes of this nature can result in gains even when the overall equity market is weak. Purchases and sales of securities will be made whenever necessary in the management's view to achieve the objective of the Fund. It is anticipated that portfolio turnover will normally not exceed 100% in the future. See page 5 for prior turnover rates. (A 100% rate of portfolio turnover is normally considered to be high.) A high rate of portfolio turnover will increase the Fund's brokerage expenses and may increase the amount of taxable short-term gains realized by the Fund. The Fund does not expect to realize significant gains from selling securities held less than three months.


The Statement of Additional Information contains more information about the Fund's investment policies and also identifies the restrictions on the Fund's investment activities, which provide that the Fund shall not, among other things:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  -- Invest more than 5% of its total assets, taken at market value, in the securities of any one issuer other than the United States Government, or purchase more than 10% of the voting securities or of any other class of securities of any one issuer.

   -- Purchase securities of any company with a record of less than three years' continuous operation if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the Fund's total assets taken at market value.

The investment objective and restrictions referred to above are fundamental and may not be changed without approval of a majority of the outstanding voting securities of the Fund. The Statement of Additional Information contains a complete description of the Fund's restrictions and policies relating to the investment of its assets and its activities.

MANAGEMENT OF THE FUND

The business of the Fund is managed by its Trustees. The Trustees elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees.

How the Fund Receives Investment Advice. The Trust has entered into an Investment Management Agreement with the Adviser with respect to the Fund, under which the Adviser, subject to the direction of the Trustees, provides the Fund with a continuous investment program consistent with the Fund's stated investment objective and policies and is responsible for the management of the Fund's assets. In addition to providing investment advice to the Fund, the officers and employees of the Adviser are responsible for the investment and reinvestment of the Fund's assets, subject to the overall authority of the Trustees.


Effective October 1, 1995, James Gerson became portfolio manager of the Fund with primary responsibility for day-to-day management of the portfolio. Mr. Gerson is a Senior Vice President of Hudson Capital Advisors, Inc., the Fund's Investment Manager, as well as of Fahnestock & Co., Inc. From April 1993 until October 1994, he was a Senior Vice President and Managing Director of Fahnestock's Corporate Finance Department. From October 1994 to September 1995, he was an Equity Research Analyst with Fahnestock. From 1986 until he joined Fahnestock & Co., Inc., he was associated with other investment banking firms in the following capacities: February 1992 to April 1993 -- Senior Vice President and Managing Director, Corporate Finance, of Reich & Co.; and January 1986 to February 1992 -- Senior Vice President and Managing Director, Corporate Finance, of Josephthal & Co. and its successor companies. In these positions he concentrated on analyzing and structuring corporate financing for public companies, with particular emphasis on 'small-cap' companies.



Mr. Gerson uses his familiarity with the market for small-cap securities, as well as larger companies, in seeking to achieve the Fund's investment objective, policies and risk considerations.



Performance information about the Fund from its inception through December 31, 1996 is contained in the Fund's Annual Report filed with the Securities and Exchange Commission. A copy of the Annual Report may be obtained free of charge upon written or phone request from Fahnestock & Co., Inc., 110 Wall Street, New York, NY 10005, telephone 1-800-221-5588. This performance is not necessarily indicative of results that would have been achieved if Mr.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Gerson had been managing the Fund during the same period.

Pursuant to the Investment Management Agreement, the Fund pays the Adviser an annual management fee equal to one percent of the Fund's average annual net assets up to $25 million (which is higher than the management fee paid by most investment companies) and 0.75% of annual average net assets in excess of $25 million. The management fee is accrued daily and paid quarterly and is based on the average of the daily net asset values of the Fund during the preceding quarter.


The Adviser, a corporation organized in 1986 under the laws of New York, located at 780 Third Avenue, New York, NY 10017, currently has approximately $30,000,000 in assets under management in its capacity as investment adviser. The Adviser is a wholly-owned subsidiary of Fahnestock Viner Holdings, Inc., a corporation organized and existing under the laws of the province of Ontario, Canada, whose non-voting shares are listed on the New York Stock Exchange and the Toronto Stock Exchange, and approximately 95% of whose voting securities are held by officers and directors of Fahnestock Viner Holdings, Inc.


To reduce the potential risk of an adverse effect on the Fund's portfolio, written policies have been adopted by the Trust, the Fund and the Adviser to restrict securities trading in personal accounts of the portfolio managers and other affiliated personnel who normally have access to information on portfolio transactions. These policies comply in all material respects with the recommendations of the Investment Company Institute.


How the Fund Receives Administrative Services. The Trust has entered into an Administration Agreement with Fahnestock pursuant to which Fahnestock provides certain administrative services to the Fund and its shareholders. Under the Administration Agreement, Fahnestock provides the Trust and the Fund with office space, supplies and other facilities required for the business of the Fund. Fahnestock pays the compensation of all officers and employees of the Trust and pays the expenses of clerical services related to the administration of the Trust and the Fund. Fahnestock has entered into a Sub-Administration Agreement with Federated Services Company (the 'Sub-Administrator'), which has extensive experience in the mutual fund industry, to perform these services. Pursuant to the Sub-Administration Agreement, Fahnestock is responsible for any fees and out-of-pocket expenses due to the Sub-Administrator. The Fund pays no administrative fee to Fahnestock or the Sub-Administrator.



The Fund's Expenses. The Adviser has voluntarily undertaken to limit expenses applicable to the Class B shares to 2.5% and to 2.0% with respect to the other Classes of shares, including Class N shares. If the expenses of a Class exceed the applicable limit, the Adviser has undertaken to reimburse the Fund for any such excess amount, limited to an amount not greater than the portion of the advisory fee reflecting the proportion of the Fund's assets attributable to that Class. The Adviser has undertaken to pay any reimbursements on the same schedule as the Fund is required to pay the advisory fee, provided that if, at the end of the fiscal year, class expenses do not exceed the applicable annual expense limits, the Fund will reimburse the Adviser for monies paid by the Adviser during the course of the fiscal year. This is a voluntary undertaking on the part of the Adviser, which reserves the right to modify or withdraw it with respect to any Class at any time without notice. The expenses of printing prospectuses used in selling Fund shares and other sales literature, as


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


well as certain other sales-related charges, all of which may be eligible for reimbursement under the Fund's 12b-1 Plan, are borne by Fahnestock.



All expenses which are not specifically undertaken to be paid by the Adviser or Fahnestock and which are incurred in the operation of the Fund (including fees of Trustees of the Trust who are not 'interested persons,' as such term is defined in the 1940 Act) and the continuous public offering of the shares of the Fund are borne by the Fund, including the cost of printing and engraving share certificates, the expenses relating to the determination of the net asset value of shares of the Fund, the expenses of the continuing registration and qualification of shares for sale, the cost of prospectuses distributed to shareholders, the charges for custodians, transfer agents, registrars and other agents, and auditing and legal expenses.


At present, the only expenses that are allocated specifically to one or more Classes are expenses under the Distribution Plans. However, the Trustees reserve the right to allocate certain other expenses ('Class Expenses') to specific Classes as they deem appropriate. In any case, Class Expenses would be limited to distribution fees, shareholder servicing fees, transfer agency fees identified by the Transfer Agent as attributable specifically to holders of particular Classes of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectus and proxy materials to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of specific Classes of shares; legal or accounting fees relating solely to a particular Class or Classes; and Trustees' fees incurred in connection with issues relating solely to a particular Class or Classes.

Brokerage Transactions. Securities for the Fund's portfolio will at all times be bought and sold solely on the basis of investment considerations and appropriateness to the fulfillment of the Fund's objective. The primary consideration in placing portfolio security transactions is execution at the most favorable prices, consistent with best execution. All orders for transactions in securities on behalf of the Fund are placed with broker-dealers selected by the Adviser. Fahnestock & Co. Inc., which is also the Distributor of shares of the Fund, may serve as the Fund's broker in effecting portfolio transactions on national securities exchanges and retain commissions in accordance with certain regulations of the Securities and Exchange Commission, including Rule 17e-1 under the 1940 Act. In addition, the Adviser may select broker-dealers that provide it with research services and may cause the Fund to pay these broker-dealers commissions that exceed those that other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services received consistent with best execution. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of any other series of The Fahnestock Funds as a factor in the selection of other broker-dealers to execute the Fund's portfolio transactions. (For further discussion of brokerage allocation, see the Statement of Additional Information.)

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How  the Fund's  Class N Shares  are Distributed.  The Trust has  entered into a
Distribution Agreement with Fahnestock, under which Fahnestock is obligated to use its best efforts on behalf of the Fund to sell, and accept orders for the purchase of, shares of the Fund. Fahnestock may, from time to time, enter into selling agreements with selected broker-dealers ('Selling Dealers') who have agreed to sell Class N shares of the Fund. Fahnestock is a member of the National Association of Securities Dealers, Inc. and of the New York, American and other principal national securities exchanges.


The Fund is a series of The Fahnestock Funds, which has adopted plans of distribution ('Plans') pursuant to Rule 12b-1 under the 1940 Act, under which it may reimburse Fahnestock for the expenses Fahnestock bears in distributing shares of a particular Class of the Fund or providing for services to shareholders of that Class. Under the Plan for Class N shares the Fund may pay Fahnestock a fee at the maximum annual rate of 0.25 percent of the average daily net asset value of the Class to reimburse Fahnestock for its expenses in distributing Class N shares or providing personal service to Class N shareholders or the maintenance of Class N shareholder accounts, or for payments by Fahnestock to others for such activities.



Expenses incurred by Fahnestock during a year may exceed the amount available for reimbursement under a Distribution Plan. Such excess expenses may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward. At the date of this Prospectus, no excess expenses are being carried forward under any Plan.


Expenses incurred in connection with activities covered by the Plans will be identified to the Class involved, although it is anticipated that some activities may be conducted in respect of all Classes in common, with the result that expenses incurred in connection with those activities will not be identifiable to any particular Class. In the latter case, expenses will be allocated among the Classes on the basis of their relative net assets.

Continuance of each Plan is subject to annual approval by a majority of the Trustees and a majority of the Trustees who are not 'interested persons' of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any related agreement ('Rule 12b-1 Trustees'). Each of the Plans requires that quarterly written reports of amounts spent under such Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. No Plan may be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Class subject to that Plan. All material amendments of a Plan will require approval by a majority of the Fund's Trustees and of the Rule 12b-1 Trustees. A Plan may be terminated at any time by vote of either a majority of the Rule 12b-1 Trustees or a majority of the outstanding shares of the Class subject to that Plan.

Fahnestock, a New York corporation, is a wholly-owned subsidiary of Fahnestock Viner Holdings, Inc. and has its principal office at 110 Wall Street, New York, NY 10005. Albert G. Lowenthal, Chairman of the Board of Trustees of the Trust and President, a Principal and a Director of the Adviser, is Chairman of the Board of Directors, Chief Executive Officer and Chief Financial Officer of Fahnestock. Michael Mendelson, who is President and a Trustee of the Trust, is

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                                      -12-


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Managing Director  of Fahnestock  Asset Management,  a division  of  Fahnestock.
Richard Wohlman, who is Treasurer of the Trust, is Comptroller of Fahnestock.

Transfer and Dividend Agent. Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri, 64105 serves as the Fund's Transfer Agent and, as such, automatically opens and maintains an account for each new investor in shares of the Fund. Under this arrangement, share certificates are not delivered to individual shareholders unless a written request is received by the Transfer Agent from the shareholder and then only to the extent of the number of whole shares owned or requested. Fractional interests in shares, to three decimal places, are reflected in the shareholder's account. Shareholders will receive statements reflecting transactions in their accounts and account balances. Shareholders should retain their account statements in order to calculate the taxes on any gains or losses realized from redemption of the Fund's shares. Fahnestock or the Transfer Agent can provide account transcripts for past periods but shareholders may be required to pay a fee to receive such transcripts.

DISTRIBUTIONS TO SHAREHOLDERS AND TAXATION

Distributions. The Fund expects to distribute substantially all of its net taxable investment income at least annually and substantially all of its net realized capital gains, if any, annually. Unless a shareholder indicates on the applicable document at the time of initial investment or subsequently in writing to the transfer agent that dividends and distributions are to be paid in cash, dividends and distributions will automatically be reinvested in additional shares of the same Class at net asset value and will not be subject to an initial or contingent deferred sales charge.

Each Class will be treated separately in determining the amounts of dividends and distributions payable to holders of its shares. The Classes may have different dividend and distribution rates because of their differing expense levels; however, dividends and distributions paid to each Class of shares will be declared and paid at the same time and will be determined in the same manner as those paid to each other Class.

Dividends declared by the Fund and distributed to shareholders of record in October, November or December of any year will be treated for Federal income tax purposes as having been received by shareholders in that year, so long as the dividends are paid before February 1 of the following year.


Federal Taxes. The Fund has qualified as a 'regulated investment company' under Subchapter M of the Internal Revenue Code (the 'Code') and intends to continue to so qualify in the future. As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders.


Distributions from the Fund representing net investment income and any net short-term capital gains, as computed for Federal income tax purposes, will be taxable to shareholders as ordinary income whether such distributions are distributed as cash payments or reinvested in additional shares of the Fund.

Distributions from the Fund representing net long-term capital gains, as computed for Federal income tax purposes, whether such distributions are distributed as cash payments or reinvested in additional shares, will be taxable to the sharehold-

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                                      -13-


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ers as long-term capital  gains regardless of the  length of time a  shareholder has held his shares. Long-term capital gains of individuals are taxed at a maximum rate of 28% rather than the maximum rate applicable to ordinary income for individuals (currently 39.6%). Net long term capital gains of corporations are taxed at the rates applicable to ordinary income. In general, only dividends from the Fund that reflect its dividend income from United States corporations may, subject to certain limitations, qualify for the Federal dividends-received deduction for corporate shareholders.

The Fund may be required to withhold for Federal income tax purposes 31% ('backup withholding') of the taxable distributions and the proceeds of redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to back-up withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from back-up withholding.

Shortly after the end of each taxable year, shareholders will receive a written notice designating the amount of the year's distributions and the Federal income tax treatment by shareholders of amounts distributed by the Fund, including amounts includable in income as described in the preceding paragraph.

State and Local Taxes. Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.

COMPUTATION OF NET ASSET VALUE

The Fund's net asset value per share is computed as of the close of business on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day on which the Exchange is open for unrestricted trading.

The net asset value per share is determined by dividing the total current market value of the assets of the Fund attributable to each Class of shares, less the liabilities allocable to that Class, by the total number of shares of the Class outstanding at the time of determination. The Trustees have determined to value the Fund's securities traded on a national securities exchange at the price of the last sale on such exchange on the date as of which assets are valued. If no sale has occurred on the date as of which assets are valued, or if the security is traded only in the over-the-counter market, it will normally be valued at its current bid price. Debt securities having a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. These instruments may include government securities, corporate debt securities and money market instruments, such as bank certificates of deposit and commercial paper. Portfolio securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Trustees.

HOW TO BUY SHARES

GENERAL

Investors may buy Class N shares of the Fund through representatives of Fahnestock or the Selling Dealers. Investors may be charged a fee if they purchase Class N shares through a broker or agent. Initial orders are reviewed when they

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                                      -14-


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are received by Fahnestock or the  Selling Dealers and, if they are  accompanied by all appropriate information or are made through an existing brokerage account, the order is accepted by Fahnestock. The minimum initial investment in either class is $1,000 and all purchases must be made in U.S. dollars. Thereafter, additional investments may be made in amounts of $250 or more as the shareholder elects. (These minimums do not apply to retirement plans. See 'Retirement Plans' below.) Purchases by check written upon a bank situated outside the United States may be delayed until United States funds are received and a collection charge may be imposed by the transfer agent to defray the cost of conversion to U.S. funds.

The offering price of Class N shares will be the net asset value per share next determined after acceptance of the purchase order.

Retirement Plans. Investors may use the Fund as a funding medium for various types of qualified retirement plans, including Individual Retirement Accounts, Keogh Plans (H.R. 10), Pension and Profit Sharing Plans, Tax Sheltered Annuity Retirement Plans, and 401(k) Plans. The above plans are not subject to minimum restrictions on initial or subsequent investments. Contributions to such plans are subject to prevailing amount limits set by the Internal Revenue Code and may be deducted within limits set by the Code.

Automatic Investment. The Fund offers an Automatic Investment Plan whereby the Fund's transfer agent, Investors Fiduciary Trust Company (IFTC), is permitted through preauthorized checks of $250 or more to charge the regular bank account of a shareholder on a regular basis to provide systematic additions to the Fund account of the shareholder. While there is no charge to shareholders for this service, a charge of $10 will be deducted from a shareholder's Fund account for checks returned for insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, IFTC or Fahnestock. Further information regarding the Automatic Investment Plan may be obtained through any Fahnestock account representative.

Additional Information. Investors should refer to the Statement of Additional Information for more complete information about how to purchase shares of the Fund. Investors can also obtain additional information from a representative of Fahnestock or a Selling Dealer.


Purchases Through Processing Organizations. Investors may also be able to purchase Class N shares through brokers and other financial intermediaries which make shares of the Fund and other mutual funds available to their customers without the payment of transaction fees for purchases and redemptions. Other financial intermediaries (together with the former institutions, 'Processing Organizations') may impose certain conditions on their clients or customers that invest in Class N shares, which are in addition to or different from those described in this Prospectus, and may charge their clients or customers direct fees. Processing Organizations may modify or waive certain features of the Fund, such as the initial and subsequent investment minimums, and may impose transaction or administrative charges or other direct fees which would not be imposed on purchases directly through Fahnestock. Accordingly, a client or customer of a Processing Organization should read this Prospectus in light of the terms of the client's or customer's account with the Processing Organization. Processing Organizations will be responsible for promptly transmitting client or


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                                      -15-


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customer  purchase and redemption  orders to the Funds  in accordance with their agreements with clients or customers. Processing Organizations that have entered into agreements with the Fund or Fahnestock may enter confirmed purchase orders on behalf of clients and customers, with payment to follow not later than the Fund's pricing of Class N shares on the following business day. If payment is not received by such time, the Processing Organization could be held liable for resulting fees or losses.



Pursuant to its distribution plan for Class N shares, the Fund may, through Fahnestock, pay Processing Organizations with whom it or Fahnestock has entered into agreeements a service fee, for administration, subaccounting and/or other shareholder services (for a fuller description of such services, see 'Distribution Agreement and Plans' in the Statement of Additional Information), generally up to .25% of the average annual value of accounts maintained by such Processing Organizations. Fahnestock may supplement such service fees from its own resources. The aggregate service fee payable to any one Processing Organization will be determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Processing Organization. Servicing arrangements between the Fund or Fahnestock and a Processing Organization may provide for processing of purchases and redemptions by telephone and wire transfer.


HOW TO REDEEM SHARES


Through Fahnestock or a Selling Dealer. Shares of the Fund may be redeemed through Fahnestock or your Selling Dealer. Redemptions of Class N shares will be made at the net asset value next determined after receipt of any such order by Fahnestock or the Selling Dealer. Certificates, if any, in proper form for redemption or any required stock powers should be presented or sent to Fahnestock or your Selling Dealer no later than the close of business of the day on which the redemption order is placed. Investors may be charged a fee if they redeem Class N shares through a broker or agent.



Written Request. Any shareholder of record may require the Fund to redeem his shares by making written application to the transfer agent. Such application must be signed by the shareholder as his name appears on the records of the Fund and must be accompanied by any share certificates issued for shares being redeemed or a stock power if no such certificates were issued. A stock power is a written instrument executed by a shareholder in order to facilitate the legal transfer of shares of the Fund. Share certificates must be duly endorsed for transfer. Signatures on share certificates and stock powers must be guaranteed, except that (subject to the restriction in the next sentence) a signature guarantee will not be required for a redemption of less than $5,000 where the redemption proceeds are sent to a shareholder of record at the shareholder's address of record. A redemption request must be accompanied by a signature guarantee if the shareholder's address of record has changed within the past 30 days. A signature guarantee is a widely accepted way to protect you and the transfer agent by verifying the signature on your request. The following institutions may provide you with an acceptable signature guarantee: a U.S. bank, trust company, credit union or savings association, a foreign bank that has a New York correspondent bank (which correspondent bank must be named by the guarantor), a U.S. regis-


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                                      -16-


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tered securities broker  or dealer (including  a broker or  dealer in  municipal securities or U.S. government securities), a U.S. national securities exchange, a registered securities association or a clearing agency. A notary public is not an acceptable signature guarantor. Redemptions will be effected at the net asset value next determined after receipt by the Transfer Agent of such application and certificates or stock powers, if any, in proper form for redemption.



Redemption by Telephone. Class N Shares that are not represented by share certificates may also be redeemed by telephone by calling 1-800-367-0068. To redeem Class N Shares by telephone, a shareholder must have completed and returned to the Transfer Agent an account application electing the telephone redemption privilege. A shareholder should be aware that redemption by telephone may involve giving up a measure of security that is provided by written redemptions. Neither the Fund, Fahnestock nor the Transfer Agent will be liable for following redemption instructions received by telephone that it reasonably believes to be genuine; reasonable procedures will be employed to confirm the genuineness of such instructions, including the requesting of specific personal information from the caller and the provision of written confirmation of telephone transactions. Telephone calls requesting redemptions may also be recorded. Proceeds of telephone redemptions will be sent only to the shareholder's address of record, and telephone redemption is not available to a shareholder whose address of record has changed within the past 30 days. During periods of unusual economic or market activity, it may be difficult to effect redemptions by telephone; if a shareholder is unable to contact the Transfer Agent by telephone, the redemption request may be effected in writing.



General. Payment for shares redeemed will ordinarily be made on the next business day after the redemption is effected. However, the Fund reserves the right to pay redemption proceeds within seven days after the order is effected if, in its judgment, immediate payment would adversely affect the Fund. In addition, at various times the Trust may be requested to redeem Fund shares for which it has not yet received good payment. Accordingly, the Trust may delay the mailing of a redemption draft for up to 10 business days from the payment date or until such time as it has assured itself that good payment (e.g., cash in hand) has been collected for the purchase of such shares, whichever occurs first.


The Trust may suspend the right of redemption of Fund shares and may postpone payment for redeemed Fund shares when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it impractical for the Trust to dispose of the Fund's securities or fairly to determine the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

Due to the proportionately high cost of maintaining smaller accounts, the Trust reserves the right to redeem all shares in a Fund account which has a value of less than $500 as the result of redemptions (except accounts which constitute the assets of retirement plans and Individual Retirement Accounts) and to mail the proceeds to the shareholder. Shareholders will be notified before these redemptions are to be made and will have 30 days to purchase additional shares to bring their accounts up to the required minimum.

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The redemption  price of  shares  of the  Fund  may be  more  or less  than  the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of the redemption, and gain or loss may be recognized for Federal income tax purposes.

ADDITIONAL SERVICES AND PROGRAMS

Systematic Withdrawal Plan. This service enables a shareholder with an account value of $10,000 or more automatically to receive or make periodic payments from the Fund at no cost. A shareholder may elect to receive or make as many payments as he wants. Payments may be made monthly, quarterly, semi-annually or annually in varying amounts, but not less than $100 each. Payments may be made to the shareholder, another individual, a bank or any other designated entity. This service is particularly useful in paying regular bills and disbursing funds from retirements plans in compliance with IRS regulations.

A Systematic Withdrawal Plan may be established by completing an application form available from Fahnestock or your Selling Dealer and requires that all dividends and distributions be taken in additional shares of the Fund. See the Statement of Additional Information, 'Additional Services and Programs.'

Additional Information. Shareholders should refer to the Statement of Additional Information for more complete information on the additional services and programs available to shareholders of the Fund. Additional information is also available from a registered representative of Fahnestock or a Selling Dealer.

PERFORMANCE INFORMATION

From time to time the Fund may publish its 'total return' for each Class of shares. Total return figures are based on historical earnings and are not intended to indicate future performance. The 'total return' of a Class refers to the average annual compounded rates of return over periods of 1, 5, and 10 years (which periods will be stated in the publication) that would compare the initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, and reflects all recurring fees that are charged to all shareholder accounts and nonrecurring charges, if any, including, unless otherwise stated, maximum applicable initial or contingent deferred sales charges.

The principal value of an investment will fluctuate so that the value of the investment, when redeemed, may be more or less than the original investment.

OTHER MATTERS


Description of the Fund's Shares. The Fund is the initial (and, to date, the only) series of shares of beneficial interest of The Fahnestock Funds, a Massachusetts business trust which was created on August 29, 1990 under the laws of the Commonwealth of Massachusetts and has an unlimited number of authorized shares of beneficial interest. The Fund currently offers three classes of shares -- A, B and N. The Classes differ with respect to their sales charges and other expenses, which may affect their performance. Only Class N shares are offered by this prospectus. Investors can obtain information about Class A and Class B shares, which are also offered to the public, or a prospectus describing


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                                      -18-


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those classes by calling Fahnestock at 1-800-800-9168.


All shares have equal rights as to voting, except as to matters (such as a Plan of Distribution) that affect only some but not all Classes, or which have different consequences for different Classes, in which case the matter will be submitted to a separate vote of each affected Class. All Classes have equal rights to redemption and liquidation at their respective net asset values, subject to any applicable CDSC. Dividends may vary as between the classes to the extent that different expenses are allocated to specific Classes. All shares issued and outstanding are fully paid and nonassessable by the Fund and the Trust and are redeemable at net asset value at the option of shareholders, subject to any applicable CDSC. Shares have no preemptive or conversion rights and are freely transferable. Certificates for shares will not be issued unless requested in writing by an investor.

When matters are submitted for shareholder vote, shareholders of each series of The Fahnestock Funds, including the Fund, will have one vote for each full share held and proportional, fractional votes for each fractional share held. Shareholders of all series of The Fahnestock Funds will vote collectively on certain matters affecting all series, such as the election of Trustees and the selection of accountants; shareholders of one series are not entitled to vote on a matter that does not affect that series but that does require a separate vote of another series, such as a particular series' investment management agreement. As noted above, different classes will vote separately on matters affecting only a particular class, or having different effects on different classes. Neither the Trust nor the Fund intends to hold annual meetings. As a result, shareholders may not consider each year the election of Trustees or the appointment of accountants. However, pursuant to the By-Laws of the Trust, the holders of at least 10 percent of the shares outstanding and entitled to vote may require a special meeting of shareholders to be held for any purpose, including removal of a Trustee from office. Shareholders of the Trust may remove a Trustee by the affirmative vote of a majority of the outstanding voting shares. In addition, the Board of Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees holding office at that time were elected by shareholders. The Trustees may call special shareholder meetings of one or more (including all) series or Classes of shares for such purposes as electing or removing Trustees, changing fundamental policies or adopting new management agreements.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder of the Fund held personally liable by reason of being or having been a shareholder. Liability of a shareholder of the Fund is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Transfer Agent. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as transfer agent for the Fund; in this capacity, it maintains the record of each transaction of a shareholder with respect to shares of the Fund. A Shareholder may obtain information about his account by consulting his

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sales representative or calling the transfer agent at 1-800-367-0068.

Custody of Portfolio. Portfolio securities of the Fund are held pursuant to a custodian agreement by Investors Fiduciary Trust Company, as custodian; eligible securities may be held in the book entry system for U.S. government securities maintained by the Federal Reserve System or deposited with the Depository Trust Company.

Registration Statement. This Prospectus omits certain information contained in the Statement of Additional Information and Part C of the Registration Statement which the Fund has filed with the Securities and Exchange Commission. The Fund's Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Fund's Statement of Additional Information can be obtained upon request free of charge by writing or telephoning Fahnestock. You may obtain a copy of Part C of the Registration Statement from the Securities and Exchange Commission upon payment of the prescribed fee.

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HUDSON CAPITAL
APPRECIATION FUND
(A Series of The Fahnestock Funds)
     110 Wall Street
     New York, New York 10005
     Telephone (800) 221-5588

INVESTMENT ADVISER
     Hudson Capital Advisors, Inc.
     805 Third Avenue
     New York, New York 10022

PRINCIPAL DISTRIBUTOR
     Fahnestock & Co. Inc.
     110 Wall Street
     New York, New York 10005

CUSTODIAN AND TRANSFER AGENT
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


INDEPENDENT AUDITORS
     Coopers & Lybrand L.L.P.
     1100 Main Street, Suite 900
     Kansas City, Missouri 64105


LEGAL COUNSEL
     Faith Colish, A Professional Corporation
     63 Wall Street
     New York, New York 10005

[LOGO HUDSON CAPITAL APPRECIATION FUND]

PROSPECTUS                                                        CLASS N SHARES
April 15, 1997


A mutual fund seeking to achieve long-term growth of capital through investment in equity securities.

[LOGO FAHNESTOCK]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 15, 1997

--------------------------------------------------------------------------------


HUDSON CAPITAL
APPRECIATION FUND                                                           110 Wall Street
(A Series of The Fahnestock Funds)                                          New York, New York 10005
Class A Shares
Class B Shares
Class N Shares


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Statement of Additional Information provides information about Hudson Capital Appreciation Fund (the 'Fund') in addition to the information that is contained in the Fund's Prospectus dated April 15, 1997. (Unless otherwise indicated, references in this Statement of Additional Information to the Fund's Prospectus apply equally to the Prospectus for Class N shares and to the Prospectus for Class A and Class B shares.) This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's Prospectus, a copy of which can be obtained upon request free of charge by writing or telephoning the Fund's Distributor at the address and telephone number below.



INVESTMENT ADVISER:                                         DISTRIBUTOR:
----------------------------------------------------------  ----------------------------------------------------------

Hudson Capital Advisors, Inc.                               Fahnestock & Co., Inc.
780 Third Avenue                                            110 Wall Street
New York, New York 10017                                    New York, New York 10005
Telephone: 1-212-644-3200                                   Telephone: 1-800-221-5588


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                                       CROSS-REFERENCED TO
                                                                      STATEMENT OF         CAPTIONS IN
                                                                       ADDITIONAL           PROSPECTUS
                                                                       INFORMATION
                                                                      -------------    CLASS A/B    CLASS N
                                                                          PAGE           PAGE        PAGE
                                                                      -------------    ---------    -------

Organization of the Fund...........................................          3              6           6
Investment Objective and Policies..................................          3              6           6
Investment Restrictions............................................          4              8           8
Management of the Fund.............................................          5              9           9
Investment Advisory and Other Services.............................          7              9           9
Distribution Agreement and Plans...................................          8             12          12
Methods of Obtaining Reduced Sales Charge on Class A Shares........         10             15          --
Special Redemptions................................................         11             18          16
Additional Services and Programs...................................         11             20          18
Taxes..............................................................         12             14          13
Taxation of Fund Investments.......................................         14             14          13
Calculation of Performance.........................................         14             20          18
Portfolio Transactions and Brokerage...............................         14             11          11
Custody of Portfolio...............................................         16             22          20
Independent Auditors and Counsel...................................         16              5           5
Financial Statements...............................................         16              5           5


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                                      -2-

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ORGANIZATION OF THE FUND

Hudson Capital Appreciation Fund (the 'Fund') is the first (and, to date, the only) series of the shares of beneficial interest of The Fahnestock Funds, a diversified open-end management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. The Trust was created under the laws of Massachusetts on August 29, 1990.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to achieve long-term growth through capital appreciation by investing primarily in equity securities. Current income is a secondary consideration.

The types of securities the Fund invests in are more fully described in the Prospectus. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks associated with those investments, policies and strategies.

ADDITIONAL INFORMATION ON INVESTMENT PRACTICES

U.S. Government Securities

Examples of the types of U.S. Government securities that the Fund may hold include, in addition to those described in the Prospectus, U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and the Maritime Administration.

Lending of Securities

The Fund has the authority to lend securities to brokers, dealers and other financial organizations. The Fund will not lend securities to the Adviser, Fahnestock or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower;
(b) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral;
(c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.


Purchases and sales of securities will be made whenever necessary in the management's view to achieve the objectives of the Fund. The Adviser expects that the Fund, in pursuing its objectives, will experience portfolio turnover of not in excess of 100% and intends to keep


--------------------------------------------------------------------------------
                                      -3-

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turnover to a minimum consistent with such objectives. The Adviser believes that unsettled market and economic conditions during certain periods may require greater portfolio turnover in pursuing the Fund's objectives than would otherwise be the case. The Fund's portfolio turnover rates for the fiscal years ended December 31, 1995 and 1996 were 197.71% and 85.37%, respectively. The difference in rates for the two years is primarily due to the differing investment appproaches and strategies of the Fund's current portfolio manager, who began managing the Fund's portfolio late in 1995, and his predecessor.


The investment objectives of the Fund as stated above and the following investment restrictions will not be changed without approval of a majority of outstanding voting securities of the Fund, which, as used in the Prospectus and under the Investment Company Act of 1940, as amended, means approval of the lesser of (1) the holders of 67% or more of the shares of the Fund represented at a meeting if the holders of more than 50% of outstanding shares are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. The Fund may not:

(1) Purchase securities on margin, or purchase real estate or interests therein, commodities or commodity contracts (including futures contracts) or make loans except through the purchase of bonds and other marketable obligations of corporate enterprises.

(2) Invest more than 5% of its total assets, taken at market value, in the securities of any one issuer other than the United States Government, or purchase more than 10% of the voting securities or of any other class of securities of any one issuer.

(3) Engage in the underwriting of securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired.

(4) Effect a short sale of any security.

(5) Purchase securities of any company with a record of less than three years' continuous operation if such purchase would cause the Fund's investments in all such companies, taken at cost, to exceed 5% of the Fund's total assets taken at market value.

(6) Borrow money, except that the Fund may borrow from banks as a temporary measure for emergency purposes where such borrowings would not exceed either (i) 33 1/3% of total assets of the Fund taken at market or other fair value less liabilities other than borrowings, or (ii) 10% of its total assets taken at cost; or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 15% of the Fund's total assets taken at cost. (The Fund does not expect to borrow more than 5% of its total net assets at any one time and will not purchase securities during any period when borrowings exceed 5% of its total assets.)

(7) Invest for the purpose of exercising control over or management of any company.

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                                      -4-


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(8)  Invest more than 10% of the Fund's  total assets in the securities of other investment companies. (The Investment Company Act of 1940, as amended, provides additional limitations on investment in securities of investment companies.)

(9) Invest in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

(10) Purchase or retain securities of any issuer if those officers and trustees of the Fund or the officers and directors of its investment adviser owning individually more than one-half of one percent of the securities of such issuer, together own more than 5% of such issuer, or purchase from or sell to any of its officers and trustees or investment adviser, its principal distributor of the officers and directors of its investment adviser or principal distributor, portfolio securities of the Fund.

(11) Purchase restricted securities which are subject to legal or contractual delays in or restriction on resale if as a result more than 5% in market value of the assets of the Fund would be invested in such securities. (The Fund does not intend to acquire securities which are illiquid at the time of purchase.)


The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


MANAGEMENT OF THE FUND

The business of the Fund is managed by its Trustees. They elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers of the Fund and Trustees of the Trust are also officers and directors of the Fund's investment adviser, Hudson Capital Advisors, Inc. ('the Adviser'), or officers and directors of the Fund's principal distributor, Fahnestock & Co., Inc. ('Fahnestock').


The names and ages of the Trustees and officers of the Fund and their principal occupations for the past five years follows. An asterisk (*) indicates Trustees who are 'interested persons' of the Fund (as defined by the 1940 Act). Unless otherwise indicated, the address of each Trustee and officer is 110 Wall Street, New York, New York 10005.



       NAME, ADDRESS AND AGE                           POSITION WITH THE FUND AND PRINCIPAL OCCUPATION
------------------------------------  ----------------------------------------------------------------------------------
Albert G. Lowenthal, 52*              Trustee, Chairman  of the  Board and  Chief  Executive Officer  of the  Fund.  Mr.
                                      Lowenthal  is Chairman of  the Board, Chief Executive  Officer and Chief Financial
                                      Officer of Fahnestock and  its parent, Fahnestock Viner  Holdings Inc. He is  also the General Partner of Phase II Financial LTD., a limited partnership, Chairman of
                                      Freedom  Investments,  Inc., a  broker-dealer, and  is  President, Director  and a
                                      Principal of the Adviser.


                                                   (list continued on next page)

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                                      -5-

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(list continued from previous page)


       NAME, ADDRESS AND AGE                           POSITION WITH THE FUND AND PRINCIPAL OCCUPATION
------------------------------------  ----------------------------------------------------------------------------------
Michael Mendelson, 55*                Trustee and  President  of  the  Fund.  Mr.  Mendelson  is  Managing  Director  of
                                      Fahnestock  Asset Management, a division of  Fahnestock. He was formerly President and Director of Fahnestock and Senior Vice President, E.F. Hutton & Co. (New York,
                                      NY), a former securities firm.
Keith Gunzenhauser, 63                Trustee.  Mr.   Gunzenhauser  is   retired.  He   was  formerly   Executive   Vice
2649 360th Street                     President  -- Finance and Chief Investment Officer, Central Life Assurance Company
Van Meter, IA 50261                   (Des Moines, IA).
Richard E. Landau, 53                 Trustee. Mr. Landau is a private  investor. He was formerly Managing Director  and
4490 Riverwatch Drive                 Vice  Chairman of Angeles  Corporation (Los Angeles, CA),  a holding company whose
#201 Bonita Bay                       subsidiaries manage  securities,  real  estate, oil  and  natural  gas  investment
Bonita Springs, FL 33923              programs  and mutual fund assets, and Chairman  of the Board of Quinoco Resources,
                                      Inc. and Quinoco Oil and Gas, Inc. (New York, NY).
James D. McQuaid, 59                  Trustee. Mr. McQuaid is a consultant and was formerly the Chief Executive  Officer
5 Oak Brook Drive                     of Metromail Corporation (Chicago, IL), a direct mail company.
Apt. S101
Oakbrook, IL 60521
James D. Gerson, 53                   Senior Vice President and Portfolio Manager of the Fund. Mr. Gerson is also Senior
                                      Vice President of Fahnestock and of the Adviser, since October 1, 1995. Previously he  was Equity Research Analyst with  Fahnestock (October 1994-September 1995) and
                                      Senior Vice  President and  Managing Director  of Fahnestock's  Corporate  Finance
                                      Department  (April 1993-October  1994). Prior  to joining  Fahnestock he  was with
                                      Reich & Co. (February 1992-April 1993) and Josephthal & Co. (January 1986-February
                                      1992).
Richard Wohlman, 52                   Treasurer. Mr. Wohlman is  Comptroller and Chief  Financial Officer of  Fahnestock
                                      and was previously Assistant Comptroller of that firm.
Russell L. Pollack, 43                Secretary.  Mr. Pollack  has been Benefits  Director and  Manager-Corporate Tax of
                                      Fahnestock since 1989.



As of the close of business on April 7, 1997, the trustees and officers of the Trust beneficially owned as a group 7.86% of the outstanding shares of Hudson Capital Appreciation Fund. Included in this amount are 6.58% of the Fund's outstanding shares beneficially owned by Mr. Gerson and his family; otherwise, neither the Trust nor management of the Trust is aware of any shareholder who beneficially owned 5% or more of the Fund's shares as of that date.


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                                      -6-

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Officers  and  Trustees of  the  Trust who  are  also officers  or  employees of
Fahnestock or the Adviser receive no remuneration from the Trust. Each other Trustee receives an annual fee of $3,000 in addition to a fee of $750 for each Board meeting attended, and is reimbursed for travel and out-of-pocket expenses. For the fiscal year ended December 31, 1996, aggregate Trustee fees paid to Trustees who are not officers or employees of Fahnestock or the Adviser were as follows:


      Keith Gunzenhauser                                             $6000
      Richard E. Landau                                              $6000
      James D. McQuaid                                               $6000

The Trust has no bonus, profit sharing, pension or retirement plans.

INVESTMENT ADVISORY AND OTHER SERVICES

As described in the Fund's Prospectus under the caption 'How the Fund Receives Investment Advice,' the Fund has entered into an investment management agreement with the Adviser (the 'Management Agreement'), under which the Adviser provides the Fund with a continuous investment program, consistent with the Fund's stated investment objective and policies. The Adviser is responsible for the management of the Fund's portfolio assets.

No person other than the Adviser and its directors and employees regularly furnishes advice to the Fund with respect to the desirability of the Fund's investing in, purchasing or selling securities. The Adviser may from time to time receive statistical information, and information regarding general economic factors and trends, from Fahnestock.

Under the terms of the Management Agreement between the Trust and the Adviser and the Administration Agreement between the Trust and Fahnestock, the Adviser and Fahnestock provide the Fund with office space, supplies and other facilities required for the business of the Fund. The Adviser and Fahnestock pay the compensation of all officers and employees of the Trust and the Fund and pay the expenses of clerical services relating to the administration of the Trust and the Fund.


As discussed in the Prospectus and as provided in the Management Agreement, the Fund pays the Adviser an investment management fee, which is accrued daily and is paid quarterly, that is approximately equal, on an annual basis, to 1.00% of the average of the daily net assets of the Fund up to $25 million and 0.75% of annual average net assets in excess of $25 million.


For the fiscal year ended December 31, 1994, the Fund incurred investment management fees of $175,266. The Adviser waived $47,465 of the investment management fee.

For the fiscal year ended December 31, 1995, the Fund incurred investment management fees of $143,793. The Adviser waived $132,225 of the investment management fee.


For the fiscal year ended December 31, 1996, the Fund incurred investment management fees of $133,239. The Adviser waived $133,239 of the investment management fee.


From time to time the Adviser, in its sole discretion and as it deems appropriate, may assume certain expenses of the Fund while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed as the case may be. The Adviser will not be reimbursed

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                                      -7-

--------------------------------------------------------------------------------

for such amounts if such action would violate the provisions of the Fund's applicable expense limitations. The Adviser reserves the right to request the Trustees to authorize in subsequent years recovery of prior expense reimbursements or waived fees.

Pursuant to the Management Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Management Agreement.

The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

Under the Management Agreement, the Fund may use the name 'Hudson' or any name derived from or similar to it only for so long as the Agreement or any extension, renewal or amendment thereof remains in effect. If the Management Agreement is no longer in effect with respect to the Fund, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, Fahnestock may grant the nonexclusive right to use the name Fahnestock or any similar name to any other corporation or entity, including but not limited to any investment company of which Fahnestock or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the distributor or the investment adviser.


DISTRIBUTION AGREEMENT AND PLANS



The Board of Trustees has adopted Plans of Distribution (the 'Plans') pursuant to Rule 12b-1 under the Act and has approved a distribution agreement (the 'Distribution Agreement') under which Fahnestock serves as distributor of shares of the Fund. Under the Distribution Agreement, Fahnestock is obligated to use its best efforts to sell shares on behalf of the Fund. Fahnestock accepts orders for the purchase of shares of the Fund which are continually offered at net asset value next determined plus any applicable sales charge. Fahnestock is authorized to receive compensation in the form of a sales charge in connection with the sale of Class A shares of the Fund and certain redemptions of Class A and Class B shares. These charges are listed in the Fund's Prospectus for Class A and Class B shares. Fahnestock may enter into selling agreements with other selected broker-dealers who agree to sell shares of the Fund.



Expenses incurred by Fahnestock during a year may exceed the amount available for reimbursement under a Plan. Such excess expenses may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward. These expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which these amounts become accounting liabilities, which is expected to be the year in which they are actually paid. Although the Board of Trustees may change this policy, payments


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                                      -8-

--------------------------------------------------------------------------------


under the Plans currently are applied first to distribution expenses incurred in the current year and then, up to the maximum amount permitted under the Plans, to previously incurred but unreimbursed expenses carried forward and interest thereon. Fahnestock has acknowledged that payments under each Plan are subject to the approval of the Board of Trustees and that the Fund is not contractually obligated to make payments in any amount at any time, including those in reimbursement of Fahnestock, for expenses and interest thereon incurred in a prior year.



Under their terms, the Plans remain in effect so long as their continuance is approved at least annually by a vote of the Board of Trustees, including a majority of the Trustees who have no direct or indirect financial interest in the operation of the Plans or the Distribution Agreement (the 'Qualified Trustees'). No Plan may be amended to increase materially the amount to be spent under the Plan without approval of the affected Class of shareholders, and all material amendments of a Plan must also be approved by the Qualified Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding shares of the Class affected. Each Plan requires that Fahnestock provide the Board of Trustees quarterly written reports of amounts spent under the Plan and the purposes for which such expenditures were made.



Each of the Plans provides for reimbursement of distribution expenses incurred by Fahnestock with respect to the applicable Class of shares, including, but not limited to, (a) continuing compensation to Fahnestock's account representatives and others who engage in or support distribution of shares of the Class; (b) payments to persons who service shareholder accounts of the Class, including, but not limited to, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Fund's transfer agent; (c) costs relating to the formation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) costs of printing and distributing prospectuses, statements of additional information and annual or semi-annual reports of the Fund to prospective investors in the Class; (e) costs involved in preparing, printing and distributing sales literature pertaining to shares of the Class; and (f) costs involved in obtaining whatever information analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. The Class B and Class N Plans also provide for reimbursement of shareholder service expenses, a separate category of expenses described as payments to broker-dealers and other persons and organizations pursuant to arrangements whereby such persons provide various shareholder services to holders of Class B or Class N shares, as the case may be, including but not limited to answering inquiries regarding the Fund; assistance in changing dividend options, account designations and addresses; performance of subaccounting; establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions; providing periodic statements showing a Class B or Class N shareholder's account balance; and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by such person. The


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                                      -9-

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Plan  for Class N shares also  contains a 'defensive' provision, which provides, in effect, that if payments out of its own resources by Fahnestock or the Fund's investment adviser for distribution or shareholder services are deemed to represent indirect payments by the Fund that are primarily intended to result in sales of Class N shares, such indirect payments are authorized by the Plan.



In considering the adoption of each Plan, the Board of Trustees considered a variety of factors and was advised by counsel to the Fund (who is not counsel to Fahnestock or Hudson). The Board considered the factors suggested in the public releases issued by the SEC in connection with the proposal and adoption of Rule 12b-1, and concluded, in the exercise of their business judgment and in light of their fiduciary duties under state law and the Act, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.



During the year ended December 31, 1996, only the Plan for Class A shares was in effect. Under that Plan, the fund reimbursed distribution expenses of $66,620, of which $38,287, $5,724, and $22,609, respectively, were spent for sales force trailer commissions, marketing, and on reserve.


METHODS OF OBTAINING REDUCED SALES CHARGES ON CLASS A SHARES

The sales charges applicable to purchases of Class A shares of the Fund are described in the Fund's Prospectus for the Class A and Class B shares. Methods of qualifying for reduced sales charges referred to generally in that Prospectus of the Fund are described in detail below.

Combination Privilege

In calculating the sales charge applicable to purchases made at one time, the purchases will be combined if made by (a) an individual, his spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from a representative of Fahnestock or Selling Dealer.

Sales to Persons Affiliated With the Fund


Class A shares of the Fund may be sold without a sales charge to officers of the Fund and Trustees of the Trust, and directors or officers of the Adviser, Fahnestock, Fahnestock Viner Holdings, Inc. or Selling Dealers or affiliates of any of them, or to the bona fide, full-time employees and their relatives, retired employees, or sales representatives of any of the foregoing who have acted as such for not less than 90 days, or to any trust, pension, profit-sharing or other benefit plan for such persons. Such sales will be made only upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the issuer. Such sales are made without a sales load to promote good will with employees and others with whom the Trust has business relationships and because the sales effort, if any, involved in making such sales is negligible. Such sales may be registered solely in the name of the eligible party or in the names of the eligible party and his immediate family members.


--------------------------------------------------------------------------------
                                      -10-

--------------------------------------------------------------------------------

Accumulation Privilege


An investor (including investors combining purchases) who is already a shareholder may also obtain the benefit of a reduced sales charge by taking into account not only the money then being invested but also the net asset value of all the shares of the Fund already held by such person. If the net asset value of all the shares already held plus the gross investment amount of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. For example, an investment of $5,000 in shares of the Fund, if made at a time when the net asset value of funds already held is $100,000, would result in a sales load of 3.50% of the offering price.


SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. If a shareholder sells portfolio securities received in this fashion he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net assets at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Systematic Withdrawal Plan

As described briefly in the Fund's Prospectus, the Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this Plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of the shares of the Fund may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this Plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with the purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the sales charge payable on such purchases and because redemptions are taxable events. Therefore, a shareholder will not be permitted to purchase shares of the Fund (except for investments of $5,000 or more) at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such Plan in the future. The shareholder may terminate the Plan at any time by giving proper notice to Fahnestock or the Transfer Agent.

Reinvestment Privilege

A shareholder who has redeemed Class A shares of the Fund may, within two years after the date of redemption, reinvest any part of the redemption proceeds in the Fund without payment of a sales load. The Fund may modify or terminate the reinvestment privilege at any time.

--------------------------------------------------------------------------------
                                      -11-

--------------------------------------------------------------------------------

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes. Any gain or loss realized is recognized for such purposes even if the reinvestment privilege is exercised. If the shareholder reinvests in the Fund within thirty (30) days, any loss realized on the redemption will not be recognized for Federal income tax purposes as to the number of shares acquired under the reinvestment privilege except through an adjustment in the tax basis of the so-acquired shares.

Any loss realized by a shareholder on the redemption or other disposition of Fund shares which have been held by such shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

TAXES

Set forth below is a summary of certain general Federal income tax considerations which may affect the Fund and its shareholders. As the summary is not intended as a substitute for individual tax planning, investors are urged to consult their own tax advisers with specific reference to their particular Federal, state or local tax situations.

Tax Status of the Fund

The Fund has qualified as a 'regulated investment company' under Subchapter M of the Internal Revenue Code (the 'Code'). The Fund will be treated as a separate taxpayer for Federal income tax purposes. Accordingly, the amounts of investment income and capital gains that are subject to tax will be determined separately for the Fund and the Fund must separately meet the diversification, income and distribution requirements for qualification as a 'regulated investment company' within the meaning of the Internal Revenue Code of 1986.

A qualified Fund will not be liable for Federal income tax on any investment income or capital gains that it distributes to its shareholders, if at least 90% of its investment income for the taxable year is so distributed. (Amounts reinvested automatically in additional shares of a Fund will be treated as distributed to its shareholders.) In addition, in order to avoid a four percent excise tax, the Fund must distribute, or be treated as having distributed, before each January 1, at least 98 percent of its ordinary income earned during the prior calendar year and 98 percent of the net capital gains earned during the twelve months ending on the preceding October 31.

The requirements for qualification as a regulated investment company include two significant rules as to investment results. First, the Fund must earn at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the disposition of equity or debt securities and income or gains from options on securities (the '90 percent test'). Second, the Fund must earn less than 30 percent of its gross income from gains on securities held less than 3 months (the '30 percent test'). The Fund does not expect the 90% test to significantly affect its investment policy. The 30 percent test will restrict the extent to which the Fund may: (i) sell securities held for less than three months; (ii) write options that expire in less than three months;
(iii) close options that were written or purchased within the preceding three months; and (iv) hold certain options during the fourth quarter of its taxable year.

--------------------------------------------------------------------------------
                                      -12-

--------------------------------------------------------------------------------

Taxation of Shareholders

Long term capital gains are taxed at a maximum rate of 28% rather than the maximum rate applicable to ordinary income for individuals (currently 39.6%). Capital losses are deductible only against capital gains, plus for individuals, up to $3,000 of ordinary income. If a shareholder who receives a distribution taxable as long-term capital gain with respect to shares of a Fund redeems or exchanges the shares before holding them (unhedged) for more than six months, loss on the redemption or exchange, up to the amount of the distribution, will be treated as a long-term capital loss.

Dividends of investment income from the Fund may qualify for the Federal dividends-received deduction for corporate shareholders only to the extent of the aggregate amount of dividends received by the Fund from U.S. corporations. The Fund must hold stock for more than 45 days (90 days in the case of certain preferred stock), without hedging its investment in the stock in certain ways, for dividends paid on the stock to be eligible dividends.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or
(b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and a shareholder may receive dividends in an earlier year than would otherwise be the case. If a shareholder (a) incurs a sales charge in acquiring Fund shares, (b) disposes of those shares within ninety days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of reinvestment right (i.e., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent that the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within ninety days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his investment in a family of mutual funds.

Backup Withholding

In general, if a shareholder who is taxed as an individual cannot certify that he has given his correct taxpayer identification number to the Fund and that he is not subject to backup withholding, he will be subject to a 31 percent Federal backup withholding tax on Fund dividends and distributions and the proceeds of redemptions or exchanges of Fund shares. (An individual's taxpayer identification number is his social security number.) The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

--------------------------------------------------------------------------------
                                      -13-

--------------------------------------------------------------------------------

TAXATION OF FUND INVESTMENTS

Capital Gains

When the Fund sells a security, the resulting gain or loss will generally be capital gain or loss and will be long-term capital gain or loss if the Fund has held the security for more than one year. If the Fund acquires a debt security at a discount, however, the portion of any gain upon its sale or redemption that reflects the accrued market discount will be taxed as ordinary income, rather than capital gain.

Foreign Taxes

Because the Fund will invest no more than 10% of its assets in foreign securities, shareholders will not receive credits against their Federal income tax due for foreign taxes paid by the Fund, if any.

CALCULATION OF PERFORMANCE

The Fund's total return is computed by finding the average annual compounded rate of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

ERV = P(1xT)'pp'n

where:

P = a hypothetical initial investment of $1,000.
T = average annual total return.
n = number of years.

ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1, 5 and 10 year periods (as fractional portion thereof), assuming reinvestment of all dividends and distributions.

This calculation assumes that the maximum current applicable sales charge is imposed upon purchase or redemption, as the case may be and also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.


The performance of the Fund and of each Class of its shares is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of any Class is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the performance of each Class.


PORTFOLIO TRANSACTIONS AND BROKERAGE

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser, within the policy established by its investment committee and subject to review by the officers of the Fund. In effecting securities transactions, the Adviser generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered together with other relevant factors. The Adviser will use Fahnestock, of which the Adviser's direct parent, Fahnestock Viner Holdings, Inc., is the direct sole shareholder, as its principal broker where, in the judgment of the Adviser, Fahnestock will be able to obtain a price and execution at least as favorable as other qualified brokers. All transactions through Fahnestock are made in

--------------------------------------------------------------------------------
                                      -14-

--------------------------------------------------------------------------------

accordance with guidelines established by the Board of Trustees. The Fund may not purchase from Fahnestock securities of underwritten offerings in which Fahnestock participates as an underwriter. The Fund may, however, purchase securities from other members of underwriting syndicates of which Fahnestock is a member, but only in accordance with the policy set forth below and procedures adopted and reviewed periodically by the Trustees.


During the years ended December 31, 1996, 1995 and 1994, the Fund paid $3,180, $9,338, and $35,000, respectively, in brokerage commissions to Fahnestock. During 1996, transactions effected by Fahnestock represented 14% of the Fund's transactions involving the payment of brokerage commissions.


Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Fund, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commission paid by the issuer and transactions with dealers serving as market makers reflect a 'spread.' Investments in debt securities are generally traded on a net basis through dealers acting for their own accounts as principals and not as brokers; no brokerage commissions are payable on such transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Within the framework of this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

The Adviser will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It may not be possible to place a dollar value on information and services to be received from brokers and dealers, since they are only supplementary to the research efforts of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Adviser or other advisory clients of the Adviser and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no binding commitment to allocate amounts of portfolio transactions. While the Adviser will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker-dealer which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker-dealer would have charged for effecting that transaction. This prac-

--------------------------------------------------------------------------------
                                      -15-

--------------------------------------------------------------------------------

tice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the brokerage and research services provided and to such policies as the Trustees may adopt from time to time.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Trust and Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 (the 'Custodian'). Under the custodian agreement, the Custodian performs custody and portfolio and accounting services for the Trust and the Fund.

INDEPENDENT AUDITORS AND COUNSEL

Coopers & Lybrand L.L.P., the independent auditor of the Trust, audits and renders an opinion on the Fund's annual financial statements.

Faith Colish, A Professional Corporation, serves as counsel for the Fund.

FINANCIAL STATEMENTS

The Fahnestock Funds hereby incorporates by reference the financial statements of Hudson Capital Appreciation Fund, together with the Report of Independent Accountants thereon, all of which are contained in its Annual Report to Shareholders for the fiscal year ended December 31, 1996. The Fund will provide a copy of the Annual Report to each person who requests a copy of this Statement of Additional Information. The Fund will also furnish a copy of the Annual Report without charge to any shareholder upon request directed to the Fund at the address or telephone number given on the cover page of this Statement of Additional Information.

--------------------------------------------------------------------------------
                                      -16-

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements included in Registration Statement:

           (i) Financial Highlights included in Part A.


          (ii) Incorporated by reference under 'Financial Statements' in Part B:
               Statement of Investments and Statement of Assets and Liabilities as of December 31, 1996; Statement of Operations for the Year ended December 31, 1996; Statement of Changes in Net Assets for the years ended December 31, 1995 and 1996; Financial Highlights for the years ended December 31, 1994, 1995 and 1996; Notes to Financial Statements; and the Reports of Coopers & Lybrand L.L.P., Independent Auditors, dated February 13, 1995, February 6, 1996 and February 17, 1997.


     (b) Exhibits:


EXHIBIT NO.                                          DESCRIPTION OF EXHIBITS
-----------   -----------------------------------------------------------------------------------------------------

     1        -- Amended and Restated Declaration of Trust of Registrant
     2        -- Amended and Restated By-Laws
     3        -- Not applicable
     4.1      -- Specimen copy of certificate for Class A shares issued by Registrant
     4.2      -- Specimen copy of certificate for Class B shares issued by Registrant
     4.3      -- Specimen copy of certificate for Class N shares issued by Registrant
     5.1      -- Investment Management Agreement effective February 23, 1993****
     6        -- Amended and Restated Distribution Agreement
     7        -- Not applicable
     8        -- Custody Agreement***
     9(a)     -- Transfer Agency Agreement***
     9(b)     -- Administration Agreement***
     9(c)     -- Sub-Administration Agreement
    10        -- Opinion and Consent of Gaston & Snow**
    11        -- Consent of Coopers & Lybrand L.L.P.
    12        -- Not applicable
    13        -- Not applicable
    14        -- Not applicable
    15.1      -- Amended and Restated Plan of Distribution with respect to Class A shares
    15.2      -- Plan of Distribution with respect to Class B shares
    15.3      -- Plan of Distribution with respect to Class N shares
    16        -- Not applicable
    17        -- Not applicable
    18        -- Rule 18f-3 Plan


------------

       ** Incorporated  by  reference  to  Pre-Effective  Amendment  No.  2   to
          Registrant's Registration Statement on Form N-1A filed on January 22, 1991.

      *** Incorporated  by  reference  to  Post-Effective  Amendment  No.  2  to
          Registrant's Registration Statement on Form N-1A filed on April 29, 1992.

     **** Incorporated  by  reference  to  Post-Effective  Amendment  No.  3  to
          Registrant's Registration Statement on Form N-1A filed on February 26, 1993.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of April 11, 1997 there were 1,116 record holders of Registrant's Class A shares of beneficial interest, par value $.01 per share and no holders of any other class of shares.


ITEM 27. INDEMNIFICATION

     Incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 22, 1991.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER


     Hudson Capital Advisors, Inc. ('Hudson'), a wholly-owned subsidiary of Fahnestock Viner Holdings, Inc., serves as Investment Manager to Registrant. Hudson acts as investment manager primarily for institutional clients and is one of the managers of the Managers Fund, a registered management open-end investment company. Listed below are the names of all of the directors and officers of Hudson as of April 15, 1997, their positions with the Registrant, if any, and, under the heading 'Other Business Activities and Principal Business Addresses,' any business, profession, vocation or employment of a substantial nature (other than the business of Hudson) in which they have been engaged for their own account or in the capacity of director, officer, employee, partner or trustee during the past two fiscal years of Hudson.


         NAME AND POSITION                 POSITION WITH
            WITH HUDSON                      REGISTRANT                    OTHER BUSINESSES, ETC.
------------------------------------   ----------------------  ----------------------------------------------


Albert G. Lowenthal                    Trustee, Chairman of    Chairman of Board of Directors, Chief
  President and Director               Board of Trustees, and  Executive Officer and Chief Financial Officer
                                       Chief Executive         of Fahnestock & Co., Inc., its holding company
                                       Officer                 parent, Fahnestock Viner Holdings, Inc. and
                                                               its affiliated companies.
A. W. Oughtred                         None                    Solicitor, Borden & Elliot; Director of
  Director                                                     Fahnestock & Co., Inc. and its affiliated
                                                               companies.
E. K. Roberts                          None                    President, Fahnestock Viner Holdings, Inc.;
  Director, Treasurer and Secretary                            Treasurer and Director, Fahnestock & Co., Inc.
                                                               and Director of its affiliated companies.
James D. Gerson                        Senior Vice President   Director, Ag Services of America, Inc.,
  Senior Vice President                and Portfolio Manager   American Power Conversion Corporation,
                                                               Computer Outsourcing Services, Inc.,
                                                               Conceptronic Inc., Energy Research Corp., and
                                                               Hilite Industries, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) Not applicable


     (b) The following information is provided with respect to each director and officer of Fahnestock as of April 15, 1997.


         NAME AND PRINCIPAL                  POSITIONS AND OFFICES                 POSITIONS AND OFFICES
         BUSINESS ADDRESS*                      WITH FAHNESTOCK                       WITH REGISTRANT
------------------------------------  ------------------------------------  ------------------------------------



Albert G. Lowenthal                   Chairman of the Board of Directors,   Trustee, Chairman of the Board of
                                      Chief Executive Officer, and Chief    Trustees, and Chief Executive
                                      Financial Officer                     Officer
Michael Mendelson                     Managing Director of Fahnestock       Trustee
                                      Asset Management, a division of
                                      Fahnestock & Co., Inc.
Richard Wohlman                       Comptroller                           Treasurer and Chief Financial
                                                                            Officer
Russell L. Pollack                    Benefits Director and Manager,        Secretary
                                      Corporate Tax
Robert M. Neuhoff                     Executive Vice President              N/A
James D. Gerson                       Senior Vice President                 Senior Vice President and Portfolio
                                                                            Manager
Elaine Kells Roberts                  Treasurer and Director                N/A
  Fahnestock Viner
    Holdings, Inc.
  P.O. Box 16/Suite 1204
  Guardian of Canada Tower
  181 University Ave.
  Toronto, Ontario M5H 3M7
Angus Winn Oughtred                   Director                              N/A
  Borden & Elliot
  40 King Street West
  Toronto, Canada M5H 3Y4


     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     (1) Hudson Capital Advisors, Inc.
       780 Third Avenue
       New York, NY 10017

     (2) The Fahnestock Funds
       110 Wall Street
       New York, New York 10005

     (3) Investors Fiduciary Trust Company
       127 West 10th Street
       Kansas City, Missouri 64105

ITEM 31. MANAGEMENT SERVICES

     Not applicable

------------

* Except as otherwise indicated, principal business address is 110 Wall Street, New York, NY 10005.

ITEM 32. UNDERTAKINGS

     32(c) A brief discussion of relevant market conditions and the investment strategies and techniques pursued by the Fund's investment adviser, that materially affected the performance of the Fund during its fiscal year ended December 31, 1996, and a line graph comparing the initial account value and subsequent account values at the end of each fiscal year from inception (1991) to the present to the Standard & Poor's Composite Index of 500 Stocks (including income) are contained in the Fund's Annual Report to shareholders for the year ended December 31, 1996. The Fund undertakes to furnish to each person to whom a prospectus is delivered a copy of said annual report upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of April, 1997.


                                          THE FAHNESTOCK FUNDS


                                          By       /s/ ALBERT G. LOWENTHAL
                                             ...................................
                                               ALBERT G. LOWENTHAL, CHAIRMAN


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                SIGNATURE                                       TITLE                               DATE
------------------------------------------  ----------------------------------------------   ------------------
         /s/ ALBERT G. LOWENTHAL            Trustee, Chairman of Board of Trustees (Chief      April 8, 1997
 .........................................    Executive Officer)
           ALBERT G. LOWENTHAL,
          AS OFFICER AND TRUSTEE
           AND NOT INDIVIDUALLY

       By  /s/ ALBERT G. LOWENTHAL          Treasurer (Chief Financial and Accounting          April 8, 1997
 .........................................    Officer)
             RICHARD WOHLMAN,
            AS OFFICER AND NOT
             INDIVIDUALLY, BY
           ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT

       By  /s/ ALBERT G. LOWENTHAL          Trustee and President                              April 8, 1997
 .........................................
            MICHAEL MENDELSON,
          AS OFFICER AND TRUSTEE
         AND NOT INDIVIDUALLY, BY
           ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT

       By  /s/ ALBERT G. LOWENTHAL          Trustee                                            April 8, 1997
 .........................................
           KEITH GUNZENHAUSER,
           AS TRUSTEE ONLY AND
           NOT INDIVIDUALLY, BY
           ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT

       By  /s/ ALBERT G. LOWENTHAL          Trustee                                            April 8, 1997
 .........................................
            RICHARD E. LANDAU
           AS TRUSTEE ONLY AND
           NOT INDIVIDUALLY, BY
           ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT

       By  /s/ ALBERT G. LOWENTHAL          Trustee                                            April 8, 1997
 .........................................
            JAMES D. MCQUAID,
           AS TRUSTEE ONLY AND
           NOT INDIVIDUALLY, BY
           ALBERT G. LOWENTHAL,
             ATTORNEY-IN-FACT

                               INDEX TO EXHIBITS


                                                                                                        PAGE NUMBER
                                                                                                       IN SEQUENTIAL
EXHIBIT NO.                                  DESCRIPTION OF EXHIBIT                                   NUMBERING SYSTEM
-----------   -------------------------------------------------------------------------------------   ----------------

     1        -- Amended and Restated Declaration of Trust of Registrant...........................
     2        -- Amended and Restated By-Laws......................................................
     3        -- Not applicable....................................................................
     4.1      -- Specimen copy of certificate for Class A shares issued by Registrant..............
     4.2      -- Specimen copy of certificate for Class B shares issued by Registrant..............
     4.3      -- Specimen copy of certificate for Class N shares issued by Registrant..............
     5.1      -- Investment Management Agreement effective February 23, 1993****...................
     6        -- Amended and Restated Distribution Agreement.......................................
     7        -- Not applicable....................................................................
     8        -- Custody Agreement***..............................................................
     9(a)     -- Transfer Agency Agreement***......................................................
     9(b)     -- Administration Agreement***.......................................................
     9(c)     -- Sub-Administration Agreement......................................................
    10        -- Opinion and Consent of Gaston & Snow**............................................
    11        -- Consent of Coopers & Lybrand L.L.P................................................
    12        -- Not applicable....................................................................
    13        -- Not applicable....................................................................
    14        -- Not applicable....................................................................
    15.1      -- Amended and Restated Plan of Distribution with respect to Class A shares..........
    15.2      -- Plan of Distribution with respect to Class B shares...............................
    15.3      -- Plan of Distribution with respect to Class N shares...............................
    16        -- Not applicable....................................................................
    17        -- Not applicable....................................................................
    18        -- Rule 18f-3 Plan...................................................................


------------

  ** Incorporated  by reference to Pre-Effective Amendment No. 1 to Registrant's
     Registration Statement on Form N-1A filed on January 22, 1991.

 *** Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's
     Registration Statement on Form N-1A filed on April 29, 1992.

**** Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's
     Registration Statement on Form N-1A filed on February 26, 1993.

                           STATEMENT OF DIFFERENCES
                           ------------------------
   The dagger symbol shall be expressed as ...............................'D'
   The section symbol shall be expressed as...............................'SS'
   Characters normally expressed as superscript will be preceded by ......'pp'